Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.9%)
U.S. Government Securities (7.9%)
[1]	United States Treasury Note/Bond	2.375%	3/31/29	111,939	105,065
[1]	United States Treasury Note/Bond	2.750%	5/31/29	176,280	168,871
	United States Treasury Note/Bond	3.250%	6/30/29	20,000	19,694
	United States Treasury Note/Bond	2.625%	7/31/29	25,390	24,128
	United States Treasury Note/Bond	3.875%	9/30/29	29,000	29,598
	United States Treasury Note/Bond	4.000%	10/31/29	69,500	71,476
[1]	United States Treasury Note/Bond	3.875%	11/30/29	131,227	134,077
	United States Treasury Note/Bond	3.875%	12/31/29	55,000	56,238
[1]	United States Treasury Note/Bond	3.500%	1/31/30	336,176	336,386
	United States Treasury Note/Bond	4.000%	2/28/30	135,715	139,893
	United States Treasury Note/Bond	3.625%	3/31/30	295,000	297,766
[1]	United States Treasury Note/Bond	1.625%	5/15/31	291,900	255,869
[1,2,3]	United States Treasury Note/Bond	1.250%	8/15/31	350,000	296,078
[1]	United States Treasury Note/Bond	1.375%	11/15/31	250,000	212,578
[1]	United States Treasury Note/Bond	2.750%	8/15/32	70,896	67,085
[1]	United States Treasury Note/Bond	3.500%	2/15/33	290,000	291,722
Total U.S. Government and Agency Obligations (Cost $2,600,138)					2,506,524
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,561	3,477
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	1,331	1,300
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,032
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,037
[5]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,452
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.483%	9/15/48	360	314
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,554
[5,6]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	3,960	3,825
[5,6]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	4,985	4,791
[5]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	4,000	3,735
[5]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	4,000	3,653
[5]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	7,200	6,932
[5]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	9,248
[5,6]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/55	3,830	3,734
[5]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	1,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	4,087
[5]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,578
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	6,462
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,135
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	4,630	4,349
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	4,000	3,493
[5]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	3,173
[5,6]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	8,500	8,167
[5]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	6,245
[5]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,466
[5]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	4,000	3,517
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	2,900	2,780
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,300
[5]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	1,180	1,080
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,940	2,687
[5,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	820	751
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	806
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	5.011%	8/15/51	1,350	1,161
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	925	870
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/11/47	416	411
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,421
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	4,000	3,499
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	384
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	901
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.575%	7/10/47	1,250	1,186
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.726%	9/10/58	900	823
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.401%	9/15/50	1,000	816
[5]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	495
[5]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	167
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	656	561
[5]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	5,250	4,468
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	1,558	1,474
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.500%	8/15/48	960	758
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	5.820%	10/25/56	2,409	2,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,377	1,320
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	2,530	2,420
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,400
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	2,700	2,685
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,860
[5]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	560	514
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	760	693
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,130
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	530	493
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	500	444
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	900	783
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	6,680	5,942
[5,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	1,022
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	2,892
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	4,000	3,684
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,170	2,784
[5]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	6,805
[5]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	557
[5,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	1,550	1,544
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.657%	9/10/47	4,615	3,476
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.794%	10/10/48	910	765
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	1,120	1,049
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	1,120	1,042
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	270	264
[5]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	1,270	1,156
[5]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	1,350	1,211
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	79	79
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.941%	11/15/43	910	875
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	437	435
[5,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.143%	7/15/45	5,000	4,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	145
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	1,755
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	528	516
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	717	707
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	1,749	1,694
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	327	325
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,548
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.193%	7/15/46	1,830	1,577
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.053%	4/15/47	1,140	1,100
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,698
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	2,778	2,596
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,565
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,568	3,050
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	922	909
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	2,083	2,020
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	5,780	3,942
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	5.828%	1/16/60	97	97
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	5.953%	6/20/60	301	300
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	5.909%	8/18/60	197	197
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	5.970%	11/25/65	3,710	3,684
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	477	441
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	357	345
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	210	194
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	250	241
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	5.740%	4/10/50	70	70
[5]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	1,590	1,535
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,185
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	926	892
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	3,196	3,054
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	4,482	4,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	6,509	6,291
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	5.620%	7/25/40	16	16
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	17	17
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	235	233
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,122	1,085
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,385
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	2,760	2,650
[5]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,164
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	211	199
[5]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	200	199
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	2,600	2,476
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	2,692
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	2,558
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,065
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,055
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,124
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	679
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,142
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,169
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	1,093
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,176
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	4,640	3,987
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	611	604
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	1,017	1,013
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	670
[5,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.997%	12/15/46	1,085	1,051
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	1,807
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	731
[5]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	510	461
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	2,240	2,043
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $306,117)					277,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (87.9%)
Communications (7.1%)
	Activision Blizzard Inc.	1.350%	9/15/30	20,703	16,812
	AT&T Inc.	4.350%	3/1/29	41,556	40,827
	AT&T Inc.	4.300%	2/15/30	58,644	56,933
	AT&T Inc.	2.750%	6/1/31	62,000	53,453
	AT&T Inc.	2.250%	2/1/32	42,117	34,440
	AT&T Inc.	2.550%	12/1/33	9,970	8,021
[7]	AT&T Inc.	7.000%	4/30/40	2,200	3,093
	Booking Holdings Inc.	4.625%	4/13/30	35,630	35,809
	British Telecommunications plc	5.125%	12/4/28	23,102	23,400
[4]	British Telecommunications plc	3.250%	11/8/29	30,000	27,152
	British Telecommunications plc	9.625%	12/15/30	5,000	6,301
[4]	Cable One Inc.	4.000%	11/15/30	2,160	1,755
	CBS Corp.	4.200%	6/1/29	2,000	1,855
	CBS Corp.	7.875%	7/30/30	304	334
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	2,308	2,139
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	2,270	2,158
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	5,885	5,066
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	46,533	44,092
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	28,980	24,290
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	34,184	33,062
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	11,308
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	6,000	4,019
[4]	Cogent Communications Group Inc.	7.000%	6/15/27	2,230	2,215
[8]	Comcast Corp.	0.000%	9/14/26	9,200	9,054
	Comcast Corp.	3.550%	5/1/28	15,000	14,469
	Comcast Corp.	4.150%	10/15/28	51,690	51,281
	Comcast Corp.	2.650%	2/1/30	15,290	13,688
	Comcast Corp.	3.400%	4/1/30	65,765	61,685
	Comcast Corp.	4.250%	10/15/30	6,753	6,688
	Comcast Corp.	1.950%	1/15/31	32,500	27,215
	Comcast Corp.	1.500%	2/15/31	12,000	9,703
	Comcast Corp.	5.500%	11/15/32	39,310	42,064
[7]	Comcast Corp.	1.875%	2/20/36	8,200	7,388
	Comcast Corp.	2.800%	1/15/51	5,000	3,382
	Comcast Corp.	2.937%	11/1/56	5,000	3,318
[4]	Cox Communications Inc.	2.600%	6/15/31	30,000	24,850
[4]	CSC Holdings LLC	6.500%	2/1/29	2,680	2,238
[4]	CSC Holdings LLC	4.625%	12/1/30	2,527	1,233
[4]	CSC Holdings LLC	3.375%	2/15/31	1,465	1,009
[7]	Deutsche Telekom International Finance BV	7.625%	6/15/30	400	587
	Deutsche Telekom International Finance BV	8.750%	6/15/30	59,722	72,888
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	3,259	2,860
	Discovery Communications LLC	3.950%	3/20/28	19,696	18,454
	Discovery Communications LLC	4.125%	5/15/29	17,025	15,755
	Discovery Communications LLC	3.625%	5/15/30	25,186	22,403
[4]	DISH DBS Corp.	5.250%	12/1/26	1,835	1,401
[4]	DISH DBS Corp.	5.750%	12/1/28	1,119	798
	DISH DBS Corp.	5.125%	6/1/29	2,245	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	DISH Network Corp.	11.750%	11/15/27	2,965	2,804
	Electronic Arts Inc.	1.850%	2/15/31	49,437	40,920
	Expedia Group Inc.	3.800%	2/15/28	33,728	31,827
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,409
	Expedia Group Inc.	2.950%	3/15/31	7,278	6,150
	Fox Corp.	4.709%	1/25/29	45,031	44,216
	Fox Corp.	3.500%	4/8/30	14,000	12,719
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	805	741
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,180	1,913
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	2,458	1,880
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	358
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	16,016	13,348
[4]	Level 3 Financing Inc.	4.625%	9/15/27	2,028	1,250
[4]	Level 3 Financing Inc.	4.250%	7/1/28	545	317
[4]	Level 3 Financing Inc.	3.625%	1/15/29	1,155	646
[4]	Level 3 Financing Inc.	3.875%	11/15/29	540	394
[4]	Lumen Technologies Inc.	4.000%	2/15/27	460	307
[4]	Magallanes Inc.	4.279%	3/15/32	128,137	113,892
[4]	Magallanes Inc.	5.050%	3/15/42	8,550	7,068
[4]	Magallanes Inc.	5.391%	3/15/62	6,000	4,816
	Meta Platforms Inc.	3.850%	8/15/32	50,635	47,830
	Netflix Inc.	5.875%	11/15/28	25,705	27,139
[8]	Netflix Inc.	4.625%	5/15/29	10,500	11,822
	Netflix Inc.	6.375%	5/15/29	25,225	27,308
[4]	News Corp.	3.875%	5/15/29	4,843	4,300
[4]	Nexstar Media Inc.	5.625%	7/15/27	3,753	3,525
[4]	Nexstar Media Inc.	4.750%	11/1/28	2,340	2,059
[4]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,171
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,931
	Omnicom Group Inc.	2.600%	8/1/31	29,000	24,770
	Orange SA	9.000%	3/1/31	11,803	14,865
	Orange SA	5.375%	1/13/42	2,500	2,582
	Paramount Global Inc.	3.700%	6/1/28	20,773	19,019
	Paramount Global Inc.	4.950%	1/15/31	55,988	52,008
	Paramount Global Inc.	4.200%	5/19/32	8,000	6,895
[4]	Rogers Communications Inc.	3.800%	3/15/32	28,616	25,749
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	768	534
[4]	Scripps Escrow Inc.	5.875%	7/15/27	1,843	1,331
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,665
	Sprint LLC	7.125%	6/15/24	5,555	5,647
	Sprint LLC	7.625%	3/1/26	5,777	6,118
	Take-Two Interactive Software Inc.	4.000%	4/14/32	16,475	15,483
	T-Mobile USA Inc.	2.050%	2/15/28	4,339	3,854
	T-Mobile USA Inc.	2.625%	2/15/29	42,545	37,611
	T-Mobile USA Inc.	3.375%	4/15/29	31,773	29,179
	T-Mobile USA Inc.	3.875%	4/15/30	124,735	117,520
	T-Mobile USA Inc.	2.550%	2/15/31	10,000	8,507
	T-Mobile USA Inc.	2.875%	2/15/31	41,920	36,321
	T-Mobile USA Inc.	3.500%	4/15/31	55,000	49,698
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	21,711
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	15,273
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	27,340
[4]	Univision Communications Inc.	7.375%	6/30/30	1,841	1,766
[4]	UPC Broadband Finco BV	4.875%	7/15/31	1,620	1,399
	Verizon Communications Inc.	4.329%	9/21/28	40,128	39,696
	Verizon Communications Inc.	3.875%	2/8/29	1,000	965
[8]	Verizon Communications Inc.	0.375%	3/22/29	3,800	3,460
	Verizon Communications Inc.	4.016%	12/3/29	52,000	49,912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.150%	3/22/30	30,626	27,699
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,173
	Verizon Communications Inc.	1.680%	10/30/30	19,550	15,783
[8]	Verizon Communications Inc.	4.250%	10/31/30	6,210	7,019
	Verizon Communications Inc.	1.750%	1/20/31	44,634	35,932
	Verizon Communications Inc.	2.550%	3/21/31	80,107	68,223
	Verizon Communications Inc.	2.355%	3/15/32	86,142	70,699
[7]	Verizon Communications Inc.	3.375%	10/27/36	400	410
[8]	Verizon Communications Inc.	2.875%	1/15/38	1,400	1,318
[4]	Videotron Ltd.	3.625%	6/15/29	2,618	2,280
	Vodafone Group plc	7.875%	2/15/30	5,200	6,079
[8]	Vodafone Group plc	2.500%	5/24/39	3,660	3,255
[7]	Vodafone Group plc	5.125%	12/2/52	200	230
[4]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,860
	Walt Disney Co.	2.000%	9/1/29	44,664	38,966
	Walt Disney Co.	2.650%	1/13/31	20,000	17,729
[4]	Warnermedia Holdings Inc.	4.054%	3/15/29	34,530	31,997
[4]	WMG Acquisition Corp.	3.750%	12/1/29	7,825	6,887
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	3,265	2,469
					2,241,929
Consumer Discretionary (4.3%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,167	1,094
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	3,469	3,256
	Advance Auto Parts Inc.	5.950%	3/9/28	4,495	4,634
	Amazon.com Inc.	1.650%	5/12/28	25,000	22,249
	Amazon.com Inc.	4.650%	12/1/29	20,000	20,470
	Amazon.com Inc.	1.500%	6/3/30	23,961	20,019
	Amazon.com Inc.	2.100%	5/12/31	38,500	33,042
	Amazon.com Inc.	3.600%	4/13/32	8,000	7,602
	Amazon.com Inc.	4.700%	12/1/32	48,580	49,966
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,670	1,441
	American Honda Finance Corp.	4.600%	4/17/30	49,420	49,603
	American Honda Finance Corp.	1.800%	1/13/31	10,000	8,305
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	3,904
	AutoZone Inc.	4.000%	4/15/30	29,868	28,423
	AutoZone Inc.	1.650%	1/15/31	39,857	31,920
	AutoZone Inc.	4.750%	8/1/32	15,000	14,911
	AutoZone Inc.	4.750%	2/1/33	29,970	29,809
[4]	BMW US Capital LLC	2.550%	4/1/31	20,000	17,412
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	2,144	2,160
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	3,702	3,507
[4]	Carnival Corp.	5.750%	3/1/27	4,738	3,899
[4]	Carnival Corp.	4.000%	8/1/28	3,216	2,788
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	820	882
[4]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	1,483	1,479
[4]	Churchill Downs Inc.	5.500%	4/1/27	2,677	2,616
[4]	Churchill Downs Inc.	4.750%	1/15/28	6,159	5,812
[4]	Clarios Global LP	6.750%	5/15/25	585	586
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	2,828	2,848
[4,9]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	375	376
	Dana Inc.	4.500%	2/15/32	3,471	2,783
	eBay Inc.	2.700%	3/11/30	11,017	9,669
	eBay Inc.	2.600%	5/10/31	20,000	17,016
	eBay Inc.	6.300%	11/22/32	15,790	17,095
[4]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	19,999
	Ford Motor Co.	9.625%	4/22/30	140	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	4.950%	5/28/27	6,205	5,874
	Ford Motor Credit Co. LLC	4.125%	8/17/27	580	532
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,780	2,493
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,010	1,741
	Ford Motor Credit Co. LLC	6.800%	5/12/28	2,856	2,858
	Ford Motor Credit Co. LLC	2.900%	2/10/29	6,379	5,281
	General Motors Co.	4.200%	10/1/27	25,424	24,394
	General Motors Co.	5.000%	10/1/28	17,675	17,443
	General Motors Co.	5.400%	10/15/29	25,000	24,715
	General Motors Co.	5.600%	10/15/32	30,000	29,372
	General Motors Financial Co. Inc.	3.850%	1/5/28	464	435
	General Motors Financial Co. Inc.	2.400%	4/10/28	30,168	26,339
	General Motors Financial Co. Inc.	2.400%	10/15/28	6,000	5,148
	General Motors Financial Co. Inc.	5.850%	4/6/30	15,310	15,297
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,132
	General Motors Financial Co. Inc.	2.350%	1/8/31	16,000	12,636
	General Motors Financial Co. Inc.	3.100%	1/12/32	25,500	20,804
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,443	1,278
[4]	Hanesbrands Inc.	9.000%	2/15/31	393	402
	Home Depot Inc.	2.950%	6/15/29	54,220	50,635
	Home Depot Inc.	2.700%	4/15/30	21,645	19,736
	Home Depot Inc.	1.375%	3/15/31	10,000	8,094
	Home Depot Inc.	1.875%	9/15/31	32,630	27,133
	Home Depot Inc.	3.250%	4/15/32	14,815	13,672
	Home Depot Inc.	4.500%	9/15/32	12,155	12,313
	Honda Motor Co. Ltd.	2.967%	3/10/32	21,035	18,992
	Hyatt Hotels Corp.	5.750%	4/23/30	553	568
[4]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,522
[4]	Lithia Motors Inc.	3.875%	6/1/29	7,084	6,134
[4]	Lithia Motors Inc.	4.375%	1/15/31	100	86
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	532
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,322
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	425
	Lowe's Cos. Inc.	1.700%	9/15/28	12,610	11,019
	Lowe's Cos. Inc.	3.650%	4/5/29	25,404	24,206
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	24,604
	Lowe's Cos. Inc.	2.625%	4/1/31	17,000	14,613
	Lowe's Cos. Inc.	3.750%	4/1/32	36,090	33,428
	Lowe's Cos. Inc.	5.150%	7/1/33	15,000	15,290
	Magna International Inc.	2.450%	6/15/30	35,820	30,854
	Marriott International Inc.	4.900%	4/15/29	5,000	4,968
	Marriott International Inc.	4.625%	6/15/30	39,345	38,165
	Marriott International Inc.	2.850%	4/15/31	35,554	30,310
[4]	Mattel Inc.	3.375%	4/1/26	1,488	1,407
[4]	Mattel Inc.	5.875%	12/15/27	1,455	1,457
[4]	Mattel Inc.	3.750%	4/1/29	500	451
	McDonald's Corp.	2.625%	9/1/29	35,736	32,536
	McDonald's Corp.	2.125%	3/1/30	15,311	13,303
	McDonald's Corp.	3.600%	7/1/30	8,000	7,625
[7]	McDonald's Corp.	2.950%	3/15/34	500	520
[4]	Meritage Homes Corp.	3.875%	4/15/29	3,640	3,285
[4]	NCL Corp. Ltd.	5.875%	2/15/27	1,840	1,736
[4]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	887
	Newell Brands Inc.	6.375%	9/15/27	250	246
	Newell Brands Inc.	6.625%	9/15/29	2,540	2,511
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	410	360
	O'Reilly Automotive Inc.	3.900%	6/1/29	18,000	17,337
	O'Reilly Automotive Inc.	1.750%	3/15/31	7,250	5,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,952
[4]	Penn National Gaming Inc.	5.625%	1/15/27	580	552
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	390	414
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	436	458
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	312	313
	Starbucks Corp.	4.000%	11/15/28	359	355
	Starbucks Corp.	2.250%	3/12/30	13,250	11,457
	Starbucks Corp.	2.550%	11/15/30	34,866	30,529
	Starbucks Corp.	4.800%	2/15/33	25,000	25,338
[4]	Studio City Co. Ltd.	7.000%	2/15/27	1,403	1,332
	TJX Cos. Inc.	3.875%	4/15/30	29,686	28,923
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,411	5,817
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	32,622
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	23,581
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,109
	Toyota Motor Credit Corp.	1.900%	9/12/31	7,000	5,796
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	12,851
	Toyota Motor Credit Corp.	4.700%	1/12/33	10,715	10,943
[4]	Vail Resorts Inc.	6.250%	5/15/25	7,771	7,826
[8]	Volkswagen Financial Services AG	0.375%	2/12/30	2,900	2,448
	Whirlpool Corp.	4.750%	2/26/29	14,575	14,557
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,185	2,032
					1,362,263
Consumer Staples (6.6%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	800	813
	Altria Group Inc.	3.400%	5/6/30	62,525	55,818
	Altria Group Inc.	2.450%	2/4/32	67,090	53,287
[8]	Anheuser-Busch InBev SA NV	2.750%	3/17/36	4,400	4,273
[8]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	5,800	6,044
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	124,201	127,000
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,890	47,489
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	35,000	36,485
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,000	1,889
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	17,816
	Archer-Daniels-Midland Co.	4.500%	8/15/33	6,430	6,442
	BAT Capital Corp.	2.259%	3/25/28	28,184	24,474
	BAT Capital Corp.	3.462%	9/6/29	40,690	36,174
	BAT Capital Corp.	4.906%	4/2/30	5,000	4,822
	BAT Capital Corp.	2.726%	3/25/31	43,478	35,277
	BAT Capital Corp.	4.742%	3/16/32	11,000	10,274
	BAT Capital Corp.	4.758%	9/6/49	5,000	3,816
	BAT International Finance plc	4.448%	3/16/28	50,000	48,044
[8]	BAT International Finance plc	2.250%	1/16/30	3,700	3,393
[7]	BAT International Finance plc	5.750%	7/5/40	100	104
[8]	BAT Netherlands Finance BV	5.375%	2/16/31	2,500	2,737
	Brown-Forman Corp.	4.750%	4/15/33	8,620	8,802
	Campbell Soup Co.	2.375%	4/24/30	19,700	16,944
[4]	Cargill Inc.	4.750%	4/24/33	7,145	7,200
[8]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	8,700	8,302
	Coca-Cola Co.	3.450%	3/25/30	48,468	46,568
	Coca-Cola Co.	1.650%	6/1/30	25,000	21,229
	Coca-Cola Co.	2.000%	3/5/31	19,575	16,855
[8]	Coca-Cola Co.	1.250%	3/8/31	700	657
	Coca-Cola Co.	1.375%	3/15/31	10,000	8,187
	Colgate-Palmolive Co.	3.250%	8/15/32	22,180	20,833
	Colgate-Palmolive Co.	4.600%	3/1/33	20,000	20,746
	Constellation Brands Inc.	3.600%	2/15/28	9,610	9,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	4.650%	11/15/28	37,806	37,908
	Constellation Brands Inc.	3.150%	8/1/29	30,705	28,244
	Constellation Brands Inc.	2.875%	5/1/30	14,970	13,253
	Constellation Brands Inc.	2.250%	8/1/31	14,709	12,205
	Constellation Brands Inc.	4.900%	5/1/33	7,115	7,140
	Costco Wholesale Corp.	1.600%	4/20/30	63,935	54,290
	Costco Wholesale Corp.	1.750%	4/20/32	8,789	7,260
	Diageo Capital plc	3.875%	5/18/28	8,000	7,916
	Diageo Capital plc	2.375%	10/24/29	19,465	17,278
	Diageo Capital plc	2.000%	4/29/30	11,765	10,143
	Diageo Capital plc	5.500%	1/24/33	11,755	12,810
	Dollar General Corp.	3.500%	4/3/30	29,752	27,523
	Dollar General Corp.	5.000%	11/1/32	10,000	10,101
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,802	3,422
	Estee Lauder Cos. Inc.	2.375%	12/1/29	15,250	13,583
[8]	General Mills Inc.	3.907%	4/13/29	5,397	5,974
	General Mills Inc.	2.875%	4/15/30	22,125	20,104
	General Mills Inc.	2.250%	10/14/31	4,960	4,170
	General Mills Inc.	4.950%	3/29/33	15,000	15,284
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	45,000	41,814
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	20,320	18,638
	Hershey Co.	1.700%	6/1/30	5,000	4,192
	Hormel Foods Corp.	1.700%	6/3/28	9,121	8,127
	Hormel Foods Corp.	1.800%	6/11/30	16,695	14,093
	J M Smucker Co.	2.125%	3/15/32	9,915	8,125
[4]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.125%	2/1/28	25,000	24,385
[4]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.500%	1/15/30	32,000	30,579
[4]	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.	5.750%	4/1/33	35,078	33,655
	Kellogg Co.	4.300%	5/15/28	6,000	5,963
	Kellogg Co.	2.100%	6/1/30	58,264	49,042
	Kellogg Co.	7.450%	4/1/31	568	657
[4]	Kenvue Inc.	5.000%	3/22/30	34,940	36,237
[4]	Kenvue Inc.	4.900%	3/22/33	40,000	41,419
	Keurig Dr Pepper Inc.	4.597%	5/25/28	21,250	21,337
	Keurig Dr Pepper Inc.	3.950%	4/15/29	9,865	9,514
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20,000	18,276
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,526
	Keurig Dr Pepper Inc.	4.050%	4/15/32	37,860	36,001
	Keurig Dr Pepper Inc.	4.500%	4/15/52	5,000	4,462
	Kraft Heinz Foods Co.	3.750%	4/1/30	10,379	9,852
	Kroger Co.	2.200%	5/1/30	30,618	25,813
	Kroger Co.	1.700%	1/15/31	3,875	3,112
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,534	2,486
[4]	Mars Inc.	4.650%	4/20/31	14,265	14,392
[4]	Mars Inc.	4.750%	4/20/33	28,310	28,620
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,040
	McCormick & Co. Inc.	4.950%	4/15/33	15,000	15,009
	Mondelez International Inc.	2.750%	4/13/30	29,469	26,167
	Mondelez International Inc.	1.500%	2/4/31	26,471	21,101
[8]	Nestle Finance International Ltd.	1.500%	4/1/30	500	497
	PepsiCo Inc.	2.750%	3/19/30	40,112	36,772
	PepsiCo Inc.	1.625%	5/1/30	18,355	15,610
	PepsiCo Inc.	1.950%	10/21/31	30,425	25,858
	PepsiCo Inc.	3.900%	7/18/32	5,945	5,853
[4]	Performance Food Group Inc.	6.875%	5/1/25	765	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Performance Food Group Inc.	4.250%	8/1/29	525	477
	Philip Morris International Inc.	3.375%	8/15/29	11,460	10,632
	Philip Morris International Inc.	5.625%	11/17/29	30,015	31,346
	Philip Morris International Inc.	5.125%	2/15/30	77,030	77,933
	Philip Morris International Inc.	2.100%	5/1/30	19,800	16,634
	Philip Morris International Inc.	5.750%	11/17/32	35,355	37,145
	Philip Morris International Inc.	5.375%	2/15/33	42,325	43,118
[8]	Philip Morris International Inc.	1.450%	8/1/39	4,800	3,077
[8]	Procter & Gamble Co.	1.200%	10/30/28	500	499
[8]	Procter & Gamble Co.	3.250%	8/2/31	11,810	13,062
	Sysco Corp.	2.400%	2/15/30	13,391	11,667
	Target Corp.	2.350%	2/15/30	18,090	16,048
	Target Corp.	2.650%	9/15/30	6,067	5,419
	Target Corp.	4.400%	1/15/33	10,680	10,671
	Tyson Foods Inc.	4.350%	3/1/29	11,113	10,867
	Unilever Capital Corp.	2.125%	9/6/29	43,983	38,819
[4]	United Natural Foods Inc.	6.750%	10/15/28	642	609
[8]	Walmart Inc.	4.875%	9/21/29	500	606
	Walmart Inc.	2.375%	9/24/29	5,500	4,980
	Walmart Inc.	4.000%	4/15/30	19,125	19,036
[7]	Walmart Inc.	5.750%	12/19/30	200	272
	Walmart Inc.	4.150%	9/9/32	40,000	40,316
	Walmart Inc.	4.100%	4/15/33	24,000	23,936
					2,079,758
Energy (7.0%)
[4]	Antero Resources Corp.	5.375%	3/1/30	1,977	1,854
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	25,339	24,077
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,375
[4]	Bonanza Creek Energy Inc.	5.000%	10/15/26	1,569	1,482
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	8,589
	BP Capital Markets America Inc.	4.234%	11/6/28	26,842	26,913
	BP Capital Markets America Inc.	1.749%	8/10/30	37,490	31,493
	BP Capital Markets America Inc.	2.721%	1/12/32	63,000	55,116
	BP Capital Markets America Inc.	4.812%	2/13/33	30,000	30,518
	BP Capital Markets America Inc.	2.939%	6/4/51	5,000	3,511
	BP Capital Markets America Inc.	3.379%	2/8/61	3,000	2,221
[8]	BP Capital Markets BV	1.467%	9/21/41	3,200	2,265
	BP Capital Markets plc	3.723%	11/28/28	18,250	17,889
	Canadian Natural Resources Ltd.	2.950%	7/15/30	36,700	32,242
	Cenovus Energy Inc.	2.650%	1/15/32	17,000	14,146
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	22,749	21,279
	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,525
	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	2,891
	Cheniere Energy Partners LP	3.250%	1/31/32	24,563	20,476
	Chevron Corp.	2.236%	5/11/30	16,050	14,308
	Chevron USA Inc.	3.250%	10/15/29	24,000	22,821
[4]	CNX Resources Corp.	7.375%	1/15/31	828	799
	ConocoPhillips Co.	6.950%	4/15/29	44,264	49,973
	ConocoPhillips Co.	3.800%	3/15/52	3,000	2,520
	Continental Resources Inc.	4.375%	1/15/28	6,175	5,871
	Coterra Energy Inc.	4.375%	3/15/29	30,073	28,858
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,365	1,348
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,004
	DCP Midstream Operating LP	5.125%	5/15/29	12,702	12,606
	Devon Energy Corp.	5.875%	6/15/28	1,141	1,153
	Devon Energy Corp.	4.500%	1/15/30	28,745	27,543
	Diamondback Energy Inc.	3.500%	12/1/29	16,529	15,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	3.125%	3/24/31	34,730	30,369
[4]	DT Midstream Inc.	4.125%	6/15/29	3,254	2,887
[4]	DT Midstream Inc.	4.375%	6/15/31	2,395	2,084
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	13,814
	Empresa Nacional del Petroleo	3.750%	8/5/26	17,930	16,958
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	30,680
	Enable Midstream Partners LP	4.950%	5/15/28	31,246	30,962
	Enable Midstream Partners LP	4.150%	9/15/29	37,887	36,115
	Enbridge Inc.	3.125%	11/15/29	15,998	14,537
	Enbridge Inc.	5.700%	3/8/33	7,000	7,275
[4]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,658
	Energy Transfer LP	5.250%	4/15/29	29,465	29,556
	Energy Transfer LP	3.750%	5/15/30	10,487	9,649
	Energy Transfer LP	5.750%	2/15/33	39,210	40,155
[4]	EnLink Midstream LLC	5.625%	1/15/28	915	901
	EnLink Midstream LLC	5.375%	6/1/29	2,020	1,951
	Enterprise Products Operating LLC	4.150%	10/16/28	24,500	24,118
	Enterprise Products Operating LLC	3.125%	7/31/29	15,250	14,041
	Enterprise Products Operating LLC	2.800%	1/31/30	17,897	16,001
	Enterprise Products Operating LLC	5.350%	1/31/33	12,135	12,636
[4]	EQM Midstream Partners LP	7.500%	6/1/27	1,065	1,060
[4]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,539
	EQM Midstream Partners LP	5.500%	7/15/28	2,078	1,891
[4]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,003
	EQT Corp.	5.000%	1/15/29	6,550	6,271
	EQT Corp.	7.000%	2/1/30	5,000	5,281
	Equinor ASA	3.950%	5/15/43	3,191	2,864
	Exxon Mobil Corp.	3.482%	3/19/30	65,105	62,459
	Exxon Mobil Corp.	2.610%	10/15/30	52,186	47,097
[8]	Exxon Mobil Corp.	1.408%	6/26/39	300	220
	Exxon Mobil Corp.	3.095%	8/16/49	1,052	792
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	25,900	21,362
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	251	246
	Helmerich & Payne Inc.	2.900%	9/29/31	26,930	22,444
	Hess Corp.	7.300%	8/15/31	3,738	4,202
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	649
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	765
	KazMunayGas National Co. JSC	5.375%	4/24/30	3,500	3,214
	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	4,574
	Kinder Morgan Inc.	4.300%	3/1/28	31,386	30,926
	Kinder Morgan Inc.	2.000%	2/15/31	5,000	4,065
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,151
	Kinder Morgan Inc.	4.800%	2/1/33	22,555	21,846
	Kinder Morgan Inc.	5.200%	6/1/33	10,000	9,935
	Magellan Midstream Partners LP	3.250%	6/1/30	3,607	3,274
	MPLX LP	2.650%	8/15/30	31,530	26,937
	MPLX LP	4.950%	9/1/32	5,000	4,911
	MPLX LP	5.000%	3/1/33	24,800	24,357
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,432
	Occidental Petroleum Corp.	5.500%	12/1/25	600	602
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,580
	Occidental Petroleum Corp.	8.500%	7/15/27	13,464	14,823
	Occidental Petroleum Corp.	6.375%	9/1/28	35,850	37,412
	Occidental Petroleum Corp.	6.625%	9/1/30	48,917	52,171
	Occidental Petroleum Corp.	6.125%	1/1/31	22,762	23,827
	Occidental Petroleum Corp.	7.500%	5/1/31	17,195	19,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	6.450%	9/15/36	14,085	15,000
	Occidental Petroleum Corp.	6.600%	3/15/46	1,055	1,126
	ONEOK Inc.	4.550%	7/15/28	27,710	27,181
	ONEOK Inc.	4.350%	3/15/29	4,183	4,000
	ONEOK Inc.	3.400%	9/1/29	29,767	27,000
	ONEOK Inc.	3.100%	3/15/30	6,129	5,431
	ONEOK Inc.	6.350%	1/15/31	5,438	5,759
	ONEOK Inc.	6.100%	11/15/32	9,000	9,413
	Ovintiv Inc.	7.200%	11/1/31	1,750	1,874
	Ovintiv Inc.	7.375%	11/1/31	12,232	13,307
[4]	Parkland Corp.	4.500%	10/1/29	2,435	2,133
[4]	Permian Resources Operating LLC	7.750%	2/15/26	1,445	1,461
[4]	Permian Resources Operating LLC	5.875%	7/1/29	3,851	3,636
	Petroleos del Peru SA	5.625%	6/19/47	25,083	15,903
	Petroleos Mexicanos	6.490%	1/23/27	25,432	22,802
	Petroleos Mexicanos	6.500%	3/13/27	6,070	5,451
	Petroleos Mexicanos	6.500%	6/2/41	851	543
	Petroleos Mexicanos	6.375%	1/23/45	2,262	1,359
	Petroleos Mexicanos	6.750%	9/21/47	6,178	3,807
	Petroleos Mexicanos	6.350%	2/12/48	2,694	1,590
	Petronas Capital Ltd.	3.500%	4/21/30	42,432	40,105
	Petronas Energy Canada Ltd.	2.112%	3/23/28	950	865
[4]	Phillips 66 Co.	3.750%	3/1/28	20,984	20,026
[4]	Phillips 66 Co.	3.150%	12/15/29	21,299	19,208
	Phillips 66 Co.	2.150%	12/15/30	8,800	7,358
	Phillips 66 Co.	5.300%	6/30/33	10,000	10,137
	Pioneer Natural Resources Co.	1.900%	8/15/30	44,700	37,099
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	16,733	15,105
	QazaqGaz NC JSC	4.375%	9/26/27	2,627	2,456
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	66,277	64,218
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	59,588	57,762
	Saudi Arabian Oil Co.	3.500%	4/16/29	13,700	12,971
	Schlumberger Investment SA	2.650%	6/26/30	12,000	10,767
	Shell International Finance BV	2.375%	11/7/29	59,118	52,873
	Shell International Finance BV	2.750%	4/6/30	55,535	50,797
	Shell International Finance BV	3.250%	4/6/50	8,000	6,131
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	11,185
[4]	Tap Rock Resources LLC	7.000%	10/1/26	2,737	2,625
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	14,663	14,358
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	4,097	4,190
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	34,595	32,700
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	20,002	17,575
[8]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	500	512
	TotalEnergies Capital International SA	3.455%	2/19/29	39,067	37,401
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	3,461
[7]	TotalEnergies Capital International SA	1.405%	9/3/31	8,200	7,975
	TotalEnergies Capital SA	3.883%	10/11/28	18,600	18,360
	TransCanada PipeLines Ltd.	4.250%	5/15/28	23,000	22,493
	TransCanada PipeLines Ltd.	4.100%	4/15/30	20,000	19,095
	TransCanada PipeLines Ltd.	2.500%	10/12/31	17,000	14,081
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,286	1,240
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	12,834
[4]	Transocean Inc.	8.750%	2/15/30	1,045	1,055
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	690	704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	2.800%	12/1/31	27,000	22,820
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,822
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	600	608
	Western Midstream Operating LP	4.500%	3/1/28	7,771	7,429
	Western Midstream Operating LP	4.750%	8/15/28	18,194	17,511
	Williams Companies Inc.	4.650%	8/15/32	12,500	12,133
	Williams Cos. Inc.	3.500%	11/15/30	17,000	15,549
	Williams Cos. Inc.	2.600%	3/15/31	42,000	35,681
					2,207,725
Financials (28.0%)
[8]	ABN AMRO Bank NV	4.500%	11/21/34	1,600	1,767
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	3,856	3,581
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	40,700	35,378
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	63,850	52,239
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	21,881
	Aflac Inc.	3.600%	4/1/30	10,000	9,437
	Air Lease Corp.	4.625%	10/1/28	3,955	3,784
	Air Lease Corp.	3.250%	10/1/29	2,000	1,771
	Air Lease Corp.	3.000%	2/1/30	24,670	21,135
	Air Lease Corp.	3.125%	12/1/30	5,298	4,518
	Air Lease Corp.	2.875%	1/15/32	1,773	1,453
	Alleghany Corp.	3.625%	5/15/30	13,328	12,714
	Allstate Corp.	5.250%	3/30/33	19,000	19,355
	Ally Financial Inc.	2.200%	11/2/28	21,497	17,503
	Ally Financial Inc.	8.000%	11/1/31	25,000	26,385
	American Express Co.	4.050%	5/3/29	18,638	18,270
	American Express Co.	4.989%	5/26/33	10,000	9,877
	American Express Co.	4.420%	8/3/33	43,720	42,018
	American Express Co.	5.043%	5/1/34	70,000	70,210
	American International Group Inc.	3.400%	6/30/30	6,138	5,554
	American International Group Inc.	5.125%	3/27/33	10,000	10,050
	Aon Corp.	3.750%	5/2/29	3,000	2,876
	Aon Corp.	2.800%	5/15/30	32,426	28,634
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	10,000	8,155
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	5,919
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	10,000	10,126
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	23,520	24,321
	Ares Capital Corp.	2.875%	6/15/28	10,300	8,647
	Athene Holding Ltd.	3.500%	1/15/31	16,561	13,735
	AXA SA	8.600%	12/15/30	2,000	2,427
[8]	AXA SA	3.625%	1/10/33	5,600	6,191
[8]	AXA SA	3.875%	Perpetual	5,737	6,082
	Banco Santander SA	3.490%	5/28/30	9,850	8,787
	Banco Santander SA	2.749%	12/3/30	27,133	21,500
	Bank of America Corp.	3.419%	12/20/28	47,280	43,892
	Bank of America Corp.	3.970%	3/5/29	47,825	45,372
	Bank of America Corp.	2.087%	6/14/29	56,867	49,132
	Bank of America Corp.	4.271%	7/23/29	22,622	21,676
	Bank of America Corp.	3.974%	2/7/30	42,723	39,970
	Bank of America Corp.	3.194%	7/23/30	34,921	31,097
	Bank of America Corp.	2.884%	10/22/30	32,946	28,668
	Bank of America Corp.	2.496%	2/13/31	47,013	39,761
	Bank of America Corp.	2.592%	4/29/31	45,990	38,987
	Bank of America Corp.	1.898%	7/23/31	70,757	56,852
	Bank of America Corp.	1.922%	10/24/31	69,206	55,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of America Corp.	0.654%	10/26/31	6,300	5,359
	Bank of America Corp.	2.651%	3/11/32	68,320	56,928
	Bank of America Corp.	2.687%	4/22/32	83,107	69,517
	Bank of America Corp.	2.299%	7/21/32	78,325	63,197
	Bank of America Corp.	2.572%	10/20/32	61,630	50,620
	Bank of America Corp.	2.972%	2/4/33	95,945	81,044
	Bank of America Corp.	4.571%	4/27/33	60,890	58,095
	Bank of America Corp.	5.015%	7/22/33	44,250	43,672
	Bank of America Corp.	5.288%	4/25/34	100,520	101,087
	Bank of America Corp.	2.482%	9/21/36	25,000	19,108
	Bank of America Corp.	3.846%	3/8/37	35,000	30,230
	Bank of Montreal	3.803%	12/15/32	2,000	1,805
	Bank of Montreal	3.088%	1/10/37	15,000	12,066
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,446
	Bank of New York Mellon Corp.	4.596%	7/26/30	16,635	16,439
	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,817
	Bank of New York Mellon Corp.	5.834%	10/25/33	51,065	54,638
	Bank of New York Mellon Corp.	4.706%	2/1/34	36,050	35,806
	Bank of New York Mellon Corp.	4.967%	4/26/34	54,000	54,491
	Bank of Nova Scotia	4.850%	2/1/30	33,900	33,713
	Bank of Nova Scotia	2.150%	8/1/31	10,000	8,203
	Bank of Nova Scotia	2.450%	2/2/32	12,500	10,448
	Bank of Nova Scotia	4.588%	5/4/37	15,000	13,256
[8]	Banque Federative du Credit Mutuel SA	2.625%	11/6/29	5,300	5,293
[8]	Banque Federative du Credit Mutuel SA	5.125%	1/13/33	2,000	2,168
[8]	Banque Federative du Credit Mutuel SA	4.000%	1/26/33	3,700	3,961
	Barclays plc	4.836%	5/9/28	35,836	34,065
	Barclays plc	4.972%	5/16/29	20,952	20,306
[8]	Barclays plc	0.577%	8/9/29	3,700	3,275
	Barclays plc	2.645%	6/24/31	23,035	18,716
	Barclays plc	2.667%	3/10/32	20,000	16,058
	Barclays plc	2.894%	11/24/32	20,000	16,005
	Barclays plc	5.746%	8/9/33	16,100	15,827
	Barclays plc	7.437%	11/2/33	45,500	50,119
	Barclays plc	3.564%	9/23/35	13,075	10,478
[8]	Belfius Bank SA	5.250%	4/19/33	4,400	4,753
[4]	Belrose Funding Trust	2.330%	8/15/30	6,880	5,138
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,795	10,684
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,801	3,880
[8]	Berkshire Hathaway Inc.	1.625%	3/16/35	2,000	1,762
	BlackRock Inc.	2.400%	4/30/30	13,141	11,645
	BlackRock Inc.	1.900%	1/28/31	20,000	16,809
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	3,800	2,916
[8]	BNP Paribas SA	3.875%	1/10/31	10,400	11,406
[6,11]	BPCE SA, 3M Australian Bank Bill Rate + 0.780%	4.466%	4/20/26	15,510	10,027
[6,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	5.233%	6/5/25	2,500	1,658
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,516
	Brown & Brown Inc.	4.500%	3/15/29	2,182	2,129
	Brown & Brown Inc.	2.375%	3/15/31	7,294	5,983
	Brown & Brown Inc.	4.200%	3/17/32	5,000	4,605
	Capital One Financial Corp.	3.273%	3/1/30	41,980	36,531
	Capital One Financial Corp.	2.359%	7/29/32	23,000	16,668
	Capital One Financial Corp.	2.618%	11/2/32	20,000	15,564
	Capital One Financial Corp.	5.268%	5/10/33	30,107	28,689
	Capital One Financial Corp.	5.817%	2/1/34	49,000	47,782
	Cboe Global Markets Inc.	1.625%	12/15/30	12,719	10,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cboe Global Markets Inc.	3.000%	3/16/32	10,500	9,241
	Charles Schwab Corp.	3.200%	1/25/28	24,693	22,869
	Charles Schwab Corp.	2.000%	3/20/28	20,000	17,462
	Charles Schwab Corp.	4.000%	2/1/29	17,652	16,919
	Charles Schwab Corp.	3.250%	5/22/29	4,000	3,636
	Charles Schwab Corp.	4.625%	3/22/30	1,705	1,675
	Charles Schwab Corp.	1.650%	3/11/31	10,000	7,783
	Charles Schwab Corp.	2.900%	3/3/32	20,500	17,309
	Chubb INA Holdings Inc.	1.375%	9/15/30	38,681	31,410
	Citigroup Inc.	4.125%	7/25/28	39,250	37,397
	Citigroup Inc.	4.075%	4/23/29	19,086	18,220
	Citigroup Inc.	3.980%	3/20/30	64,793	60,796
	Citigroup Inc.	2.976%	11/5/30	40,076	35,164
	Citigroup Inc.	2.666%	1/29/31	42,659	36,616
	Citigroup Inc.	4.412%	3/31/31	71,386	68,341
	Citigroup Inc.	2.572%	6/3/31	56,648	47,918
	Citigroup Inc.	2.561%	5/1/32	71,728	59,605
	Citigroup Inc.	6.625%	6/15/32	10,260	11,089
	Citigroup Inc.	2.520%	11/3/32	38,000	31,107
	Citigroup Inc.	3.057%	1/25/33	57,009	48,589
	Citigroup Inc.	3.785%	3/17/33	31,244	28,134
	Citigroup Inc.	4.910%	5/24/33	31,145	30,634
	Citigroup Inc.	6.270%	11/17/33	53,150	57,519
	Citizens Financial Group Inc.	2.500%	2/6/30	5,948	4,799
	Citizens Financial Group Inc.	3.250%	4/30/30	11,061	9,400
	CME Group Inc.	2.650%	3/15/32	15,385	13,466
	CNA Financial Corp.	2.050%	8/15/30	12,000	9,853
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	15,585
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.795%	8/20/31	45,100	29,005
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.440%	9/10/30	11,700	7,730
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.9000%	5.554%	4/14/32	5,000	3,279
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.7000%	6.156%	11/9/32	5,000	3,369
[4]	Corebridge Financial Inc.	3.850%	4/5/29	45,120	41,154
[4]	Corebridge Financial Inc.	3.900%	4/5/32	57,210	50,284
[8]	Credit Agricole SA	4.000%	1/18/33	4,300	4,776
[8]	Credit Mutuel Arkea SA	3.500%	2/9/29	300	309
	Credit Suisse AG	7.500%	2/15/28	20,000	21,344
[8]	Danske Bank A/S	4.125%	1/10/31	2,900	3,199
	Deutsche Bank AG	5.882%	7/8/31	3,000	2,656
	Deutsche Bank AG	3.547%	9/18/31	41,310	34,604
	Deutsche Bank AG	3.729%	1/14/32	8,000	6,026
	Deutsche Bank AG	3.035%	5/28/32	10,000	8,000
	Deutsche Bank AG	3.742%	1/7/33	34,200	25,054
	Deutsche Bank AG	7.079%	2/10/34	23,000	21,431
	Discover Bank	4.650%	9/13/28	31,600	30,092
	Discover Bank	2.700%	2/6/30	23,788	19,494
	Enstar Group Ltd.	4.950%	6/1/29	20,380	19,373
	Enstar Group Ltd.	3.100%	9/1/31	12,000	9,417
	Equitable Holdings Inc.	5.594%	1/11/33	30,805	30,638
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	555
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	8,330	7,956
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	13,500	11,485
	Fidelity National Financial Inc.	3.400%	6/15/30	20,371	18,008
	Fifth Third Bancorp	3.950%	3/14/28	13,834	12,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	4.055%	4/25/28	12,250	11,560
	Fifth Third Bancorp	4.772%	7/28/30	7,373	7,025
	Fifth Third Bancorp	4.337%	4/25/33	22,313	20,243
[4]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	13,039
[4]	Five Corners Funding Trust III	5.791%	2/15/33	30,000	30,783
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	5,000	5,129
	Franklin Resources Inc.	1.600%	10/30/30	15,000	11,968
	GATX Corp.	4.000%	6/30/30	4,093	3,809
	GATX Corp.	1.900%	6/1/31	25,000	19,677
	GATX Corp.	3.500%	6/1/32	15,985	14,151
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	15,478
	Goldman Sachs Group Inc.	4.482%	8/23/28	5,600	5,498
	Goldman Sachs Group Inc.	3.814%	4/23/29	49,083	46,235
	Goldman Sachs Group Inc.	4.223%	5/1/29	34,100	32,754
	Goldman Sachs Group Inc.	2.600%	2/7/30	32,416	28,044
	Goldman Sachs Group Inc.	3.800%	3/15/30	4,636	4,357
	Goldman Sachs Group Inc.	1.992%	1/27/32	58,460	46,845
	Goldman Sachs Group Inc.	2.615%	4/22/32	91,278	76,218
	Goldman Sachs Group Inc.	2.383%	7/21/32	96,346	78,694
	Goldman Sachs Group Inc.	2.650%	10/21/32	72,000	59,840
	Goldman Sachs Group Inc.	3.102%	2/24/33	69,600	59,922
[7]	Goldman Sachs Group Inc.	6.875%	1/18/38	1,000	1,318
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,020
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	3,469
	HSBC Holdings plc	4.583%	6/19/29	41,640	39,971
	HSBC Holdings plc	2.206%	8/17/29	15,000	12,762
[8]	HSBC Holdings plc	0.641%	9/24/29	13,500	12,290
	HSBC Holdings plc	4.950%	3/31/30	17,320	17,066
	HSBC Holdings plc	3.973%	5/22/30	62,323	57,356
	HSBC Holdings plc	2.848%	6/4/31	47,495	39,982
	HSBC Holdings plc	2.357%	8/18/31	33,560	27,239
	HSBC Holdings plc	2.804%	5/24/32	56,067	45,884
	HSBC Holdings plc	2.871%	11/22/32	16,000	13,084
	HSBC Holdings plc	4.762%	3/29/33	8,000	7,377
	HSBC Holdings plc	5.402%	8/11/33	53,700	53,140
	HSBC Holdings plc	8.113%	11/3/33	40,000	45,184
	HSBC Holdings plc	6.254%	3/9/34	28,000	29,207
[7]	HSBC Holdings plc	6.000%	3/29/40	1,900	2,177
	HSBC Holdings plc	6.332%	3/9/44	5,100	5,373
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,145
	Huntington Bancshares Inc.	5.023%	5/17/33	16,500	15,395
	Huntington National Bank	5.650%	1/10/30	18,750	18,605
	ING Groep NV	4.550%	10/2/28	9,000	8,804
	ING Groep NV	4.050%	4/9/29	13,264	12,673
	ING Groep NV	4.252%	3/28/33	5,500	5,104
	Intercontinental Exchange Inc.	4.350%	6/15/29	20,300	20,128
	Intercontinental Exchange Inc.	2.100%	6/15/30	24,270	20,576
	Intercontinental Exchange Inc.	1.850%	9/15/32	4,800	3,820
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	17,511
	Intercontinental Exchange Inc.	4.950%	6/15/52	6,064	6,019
	Intercontinental Exchange Inc.	3.000%	9/15/60	5,000	3,327
[8]	JAB Holdings BV	4.750%	6/29/32	1,700	1,902
	Jefferies Financial Group Inc.	4.150%	1/23/30	15,440	14,326
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	5,832
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	19,946
	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	44,051
	JPMorgan Chase & Co.	2.069%	6/1/29	7,500	6,534
	JPMorgan Chase & Co.	4.203%	7/23/29	31,355	30,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	22,198
	JPMorgan Chase & Co.	3.702%	5/6/30	50,239	46,884
	JPMorgan Chase & Co.	4.565%	6/14/30	40,000	39,001
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	71,215
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	14,701
	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	18,874
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	39,816
	JPMorgan Chase & Co.	1.764%	11/19/31	65,000	52,007
	JPMorgan Chase & Co.	1.953%	2/4/32	73,570	59,320
	JPMorgan Chase & Co.	2.580%	4/22/32	43,950	36,937
	JPMorgan Chase & Co.	2.545%	11/8/32	65,000	54,116
	JPMorgan Chase & Co.	2.963%	1/25/33	81,430	69,700
	JPMorgan Chase & Co.	4.586%	4/26/33	44,100	42,836
	JPMorgan Chase & Co.	4.912%	7/25/33	70,270	69,969
	JPMorgan Chase & Co.	5.717%	9/14/33	65,000	66,866
	Kemper Corp.	2.400%	9/30/30	4,837	3,910
	Kemper Corp.	3.800%	2/23/32	10,000	8,655
	KeyBank NA	4.900%	8/8/32	10,000	8,887
	KeyBank NA	5.000%	1/26/33	17,445	16,209
	KeyCorp	4.100%	4/30/28	15,000	13,868
	KeyCorp	4.789%	6/1/33	20,000	18,179
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	2,664	2,108
	Lazard Group LLC	4.500%	9/19/28	23,004	22,202
	Lazard Group LLC	4.375%	3/11/29	555	529
	Lloyds Banking Group plc	4.550%	8/16/28	13,800	13,333
	Lloyds Banking Group plc	5.871%	3/6/29	13,600	13,910
	Lloyds Banking Group plc	4.976%	8/11/33	24,100	23,384
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	9,803
	M&T Bank Corp.	4.553%	8/16/28	9,658	9,154
	M&T Bank Corp.	5.053%	1/27/34	51,240	48,101
[4]	Macquarie Bank Ltd.	3.052%	3/3/36	15,000	11,545
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.463%	5/28/30	10,710	7,185
	Markel Corp.	3.350%	9/17/29	19,039	17,477
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	21,129	21,000
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	23,675	20,217
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	23,000	24,696
	MetLife Inc.	4.550%	3/23/30	9,856	9,877
	MetLife Inc.	5.250%	1/15/54	10,000	9,883
[8]	Metropolitan Life Global Funding I	3.750%	12/5/30	12,200	13,304
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	2,360	1,945
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	42,150	39,674
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	37,544
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	32,453
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	18,540	18,822
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	44,301
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	9,424
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	1,565	1,306
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	16,207
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	5,076
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	44,310	44,924
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	27,300	27,570
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	7,407
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	1,913
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	18,985
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	9,247
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	16,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	5.739%	5/27/31	25,000	25,602
	Mizuho Financial Group Inc.	2.201%	7/10/31	13,000	10,606
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	9,556
[8]	Morgan Stanley	4.656%	3/2/29	3,500	3,922
[8]	Morgan Stanley	0.495%	10/26/29	2,500	2,252
	Morgan Stanley	4.431%	1/23/30	65,640	63,383
	Morgan Stanley	2.699%	1/22/31	51,418	44,428
	Morgan Stanley	3.622%	4/1/31	87,909	80,436
	Morgan Stanley	1.794%	2/13/32	47,634	37,584
	Morgan Stanley	1.928%	4/28/32	61,429	48,791
[8]	Morgan Stanley	2.950%	5/7/32	2,000	1,993
	Morgan Stanley	2.239%	7/21/32	62,078	50,159
	Morgan Stanley	2.511%	10/20/32	40,000	32,900
	Morgan Stanley	2.943%	1/21/33	25,000	21,196
	Morgan Stanley	4.889%	7/20/33	54,354	53,415
	Morgan Stanley	6.342%	10/18/33	58,993	64,249
[8]	Morgan Stanley	5.148%	1/25/34	5,500	6,347
	Morgan Stanley	5.250%	4/21/34	115,000	116,212
	Morgan Stanley	2.484%	9/16/36	30,000	23,029
	Morgan Stanley	5.297%	4/20/37	30,652	29,458
	Morgan Stanley	5.948%	1/19/38	42,820	42,987
	Nasdaq Inc.	1.650%	1/15/31	21,156	16,874
	NatWest Group plc	4.892%	5/18/29	23,355	22,729
	NatWest Group plc	5.076%	1/27/30	24,601	24,283
	NatWest Group plc	4.445%	5/8/30	7,550	7,176
	NatWest Group plc	6.016%	3/2/34	15,000	15,561
	NatWest Group plc	3.032%	11/28/35	15,000	11,736
[4]	New York Life Global Funding	4.550%	1/28/33	10,000	9,947
[7]	NIBC Bank NV	3.125%	11/15/23	9,300	11,482
	Nomura Holdings Inc.	2.172%	7/14/28	25,300	21,299
	Nomura Holdings Inc.	3.103%	1/16/30	4,947	4,233
	Nomura Holdings Inc.	2.679%	7/16/30	24,829	20,405
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	8,775
	Nomura Holdings Inc.	2.999%	1/22/32	10,000	8,147
	Nomura Holdings Inc.	6.181%	1/18/33	9,626	9,930
[8]	Nordea Bank Abp	2.500%	5/23/29	9,300	9,387
	Northern Trust Corp.	1.950%	5/1/30	5,574	4,712
	Northern Trust Corp.	3.375%	5/8/32	5,036	4,561
	Northern Trust Corp.	6.125%	11/2/32	40,000	42,737
	OneMain Finance Corp.	3.500%	1/15/27	1,855	1,584
	ORIX Corp.	2.250%	3/9/31	5,217	4,316
	Owl Rock Capital Corp.	2.875%	6/11/28	300	246
[4]	Pine Street Trust I	4.572%	2/15/29	250	235
	PNC Bank NA	2.700%	10/22/29	29,415	25,344
	PNC Financial Services Group Inc.	3.450%	4/23/29	32,603	30,159
	PNC Financial Services Group Inc.	2.550%	1/22/30	50,171	43,019
	PNC Financial Services Group Inc.	4.626%	6/6/33	10,000	9,287
	PNC Financial Services Group Inc.	6.037%	10/28/33	74,000	78,118
	PNC Financial Services Group Inc.	5.068%	1/24/34	27,580	27,156
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	17,836
	Principal Financial Group Inc.	5.500%	3/15/53	8,403	8,148
	Progressive Corp.	4.000%	3/1/29	1,070	1,049
	Progressive Corp.	3.200%	3/26/30	14,172	13,071
	Progressive Corp.	3.000%	3/15/32	3,700	3,332
[4]	Protective Life Corp.	4.300%	9/30/28	22,700	21,864
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,375
	Prudential Financial Inc.	3.700%	10/1/50	4,495	3,875
	Prudential Financial Inc.	3.700%	3/13/51	7,500	5,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	5.125%	3/1/52	10,000	9,089
	Prudential Financial Inc.	6.000%	9/1/52	9,328	9,020
	Prudential Financial Inc.	6.750%	3/1/53	20,000	20,053
	Prudential Funding Asia plc	3.125%	4/14/30	1,500	1,350
	Regions Financial Corp.	1.800%	8/12/28	15,000	12,466
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	6,390
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,571
[7]	Rothesay Life plc	8.000%	10/30/25	3,748	4,830
	Royal Bank of Canada	2.300%	11/3/31	26,000	21,509
	Royal Bank of Canada	3.875%	5/4/32	7,700	7,189
	Royal Bank of Canada	5.000%	2/1/33	33,270	33,376
	Royal Bank of Canada	5.000%	5/2/33	25,000	24,992
	State Street Corp.	3.152%	3/30/31	4,997	4,492
	State Street Corp.	2.623%	2/7/33	25,000	21,181
	State Street Corp.	4.421%	5/13/33	15,000	14,549
	State Street Corp.	4.821%	1/26/34	26,240	26,156
	State Street Corp.	3.031%	11/1/34	3,000	2,629
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,528
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	42,100	35,942
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	725
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	54,077	48,303
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	2,613
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	25,249	26,144
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	28,483
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	24,652
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	14,237	11,541
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	9,400	7,410
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,500	6,087
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	26,710
	Synchrony Financial	2.875%	10/28/31	15,000	11,065
	Synovus Bank	5.625%	2/15/28	8,230	7,736
	Toronto-Dominion Bank	2.000%	9/10/31	6,545	5,299
	Toronto-Dominion Bank	2.450%	1/12/32	14,045	11,704
	Toronto-Dominion Bank	3.200%	3/10/32	45,055	39,970
	Toronto-Dominion Bank	4.456%	6/8/32	21,700	20,941
	Travelers Cos. Inc.	5.350%	11/1/40	5,000	5,262
	Truist Bank	2.250%	3/11/30	34,140	28,009
	Truist Financial Corp.	3.875%	3/19/29	10,000	9,022
	Truist Financial Corp.	1.887%	6/7/29	15,000	12,693
	Truist Financial Corp.	1.950%	6/5/30	15,000	12,084
	Truist Financial Corp.	4.916%	7/28/33	11,373	10,614
	Truist Financial Corp.	6.123%	10/28/33	30,125	31,327
	Truist Financial Corp.	5.122%	1/26/34	45,020	43,646
	US Bancorp	3.000%	7/30/29	21,800	19,170
	US Bancorp	1.375%	7/22/30	27,000	21,150
	US Bancorp	4.967%	7/22/33	40,025	37,559
	US Bancorp	5.850%	10/21/33	66,770	68,740
	US Bancorp	4.839%	2/1/34	46,925	44,900
	US Bancorp	2.491%	11/3/36	7,250	5,590
[7]	Utmost Group plc	4.000%	12/15/31	1,195	1,112
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[12,13]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
[11]	Wells Fargo & Co.	4.000%	4/27/27	13,972	8,838
	Wells Fargo & Co.	4.150%	1/24/29	35,949	34,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo & Co.	1.741%	5/4/30	6,400	6,053
	Wells Fargo & Co.	2.879%	10/30/30	71,832	62,848
	Wells Fargo & Co.	2.572%	2/11/31	52,900	45,221
	Wells Fargo & Co.	4.478%	4/4/31	2,000	1,927
	Wells Fargo & Co.	3.350%	3/2/33	67,030	58,526
	Wells Fargo & Co.	4.897%	7/25/33	104,655	102,427
	Wells Fargo & Co.	5.389%	4/24/34	77,000	78,261
[7]	Wells Fargo & Co.	4.625%	11/2/35	2,100	2,491
[7]	Wells Fargo & Co.	4.875%	11/29/35	1,600	1,807
[7]	Wells Fargo Bank NA	5.250%	8/1/23	11,950	14,988
	Westpac Banking Corp.	1.953%	11/20/28	25,400	22,281
	Westpac Banking Corp.	2.650%	1/16/30	5,000	4,496
	Westpac Banking Corp.	5.405%	8/10/33	15,000	14,555
	Westpac Banking Corp.	4.110%	7/24/34	11,175	10,087
	Westpac Banking Corp.	2.668%	11/15/35	20,000	15,695
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.228%	1/29/31	12,200	7,964
	Willis North America Inc.	4.500%	9/15/28	14,000	13,633
	Willis North America Inc.	2.950%	9/15/29	52,892	46,788
[7]	Zurich Finance Ireland DAC	5.125%	11/23/52	2,200	2,512
[8]	Zurich Finance Ireland Designated Activity Co.	1.875%	9/17/50	5,200	4,575
					8,866,998
Health Care (9.6%)
	Abbott Laboratories	1.400%	6/30/30	5,000	4,175
	AbbVie Inc.	4.250%	11/14/28	57,136	56,694
	AbbVie Inc.	3.200%	11/21/29	100,066	92,461
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	8,983
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	21,039
	AmerisourceBergen Corp.	2.800%	5/15/30	6,000	5,291
	AmerisourceBergen Corp.	2.700%	3/15/31	71,871	62,044
	Amgen Inc.	3.000%	2/22/29	19,824	18,400
	Amgen Inc.	4.050%	8/18/29	65,000	63,048
[7]	Amgen Inc.	4.000%	9/13/29	700	828
	Amgen Inc.	2.450%	2/21/30	29,420	25,713
	Amgen Inc.	5.250%	3/2/30	53,550	55,017
	Amgen Inc.	2.300%	2/25/31	46,020	38,981
	Amgen Inc.	3.350%	2/22/32	19,065	17,242
	Amgen Inc.	5.250%	3/2/33	55,000	56,565
	Anthem Inc.	2.875%	9/15/29	39,704	36,273
	Anthem Inc.	2.250%	5/15/30	6,441	5,537
	Anthem Inc.	2.550%	3/15/31	8,000	6,900
	Anthem Inc.	4.100%	5/15/32	10,000	9,605
	Ascension Health	2.532%	11/15/29	2,500	2,218
	Astrazeneca Finance LLC	1.750%	5/28/28	49,477	44,120
	AstraZeneca plc	4.000%	1/17/29	15,121	15,009
[8]	AstraZeneca plc	0.375%	6/3/29	5,300	4,900
	AstraZeneca plc	1.375%	8/6/30	93,854	77,129
	Baxter International Inc.	2.272%	12/1/28	44,445	38,767
	Baxter International Inc.	3.950%	4/1/30	22,000	20,648
	Baxter International Inc.	1.730%	4/1/31	15,000	11,788
	Baxter International Inc.	2.539%	2/1/32	88,700	73,018
	Becton Dickinson & Co	2.823%	5/20/30	22,220	19,745
	Becton Dickinson & Co	4.298%	8/22/32	27,000	26,166
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	18,664
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	4,000	4,362
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	12,500	12,180
	Boston Scientific Corp.	2.650%	6/1/30	77,567	68,593
	Bristol-Myers Squibb Co.	3.400%	7/26/29	49,536	47,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	1.450%	11/13/30	51,570	42,331
	Bristol-Myers Squibb Co.	2.950%	3/15/32	62,300	56,251
	Bristol-Myers Squibb Co.	3.900%	3/15/62	5,000	4,139
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	1,598	1,345
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	1,123	950
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,696
	Centene Corp.	2.450%	7/15/28	19,825	17,296
	Centene Corp.	4.625%	12/15/29	40,000	37,809
	Centene Corp.	3.375%	2/15/30	27,000	23,845
	Centene Corp.	3.000%	10/15/30	31,830	27,173
	Centene Corp.	2.500%	3/1/31	30,000	24,471
	Centene Corp.	2.625%	8/1/31	20,959	17,135
	CHRISTUS Health	4.341%	7/1/28	19,800	19,394
	Cigna Group	4.375%	10/15/28	64,260	63,835
	Cigna Group	2.400%	3/15/30	35,139	30,428
	Cigna Group	2.375%	3/15/31	37,985	32,195
	CommonSpirit Health	2.782%	10/1/30	509	436
[4]	CSL UK Holdings Ltd.	4.250%	4/27/32	26,665	25,965
	CVS Health Corp.	4.300%	3/25/28	54,564	53,895
	CVS Health Corp.	3.250%	8/15/29	53,383	49,143
	CVS Health Corp.	5.125%	2/21/30	51,095	51,988
	CVS Health Corp.	3.750%	4/1/30	17,849	16,712
	CVS Health Corp.	1.750%	8/21/30	24,635	20,098
	CVS Health Corp.	1.875%	2/28/31	37,668	30,613
	CVS Health Corp.	5.250%	2/21/33	15,000	15,323
[4]	DaVita Inc.	3.750%	2/15/31	1,430	1,146
	DH Europe Finance II Sarl	2.600%	11/15/29	22,000	19,853
[8]	DH Europe Finance II Sarl	1.350%	9/18/39	400	306
	Elevance Health Inc.	5.500%	10/15/32	32,000	33,810
	Eli Lilly & Co.	3.375%	3/15/29	8,300	7,971
	Eli Lilly & Co.	4.700%	2/27/33	7,145	7,412
	Eli Lilly & Co.	3.950%	3/15/49	2,500	2,293
[4]	GE HealthCare Technologies Inc.	5.857%	3/15/30	22,180	23,297
[4]	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	34,167
[4]	HCA Inc.	3.375%	3/15/29	15,000	13,671
	HCA Inc.	3.500%	9/1/30	86,425	77,774
	HCA Inc.	2.375%	7/15/31	40,000	32,650
[4]	HCA Inc.	3.625%	3/15/32	33,135	29,331
[4]	Highmark Inc.	2.550%	5/10/31	20,000	15,974
	Humana Inc.	4.875%	4/1/30	1,758	1,765
	Humana Inc.	2.150%	2/3/32	5,000	4,045
	Humana Inc.	5.875%	3/1/33	20,000	21,523
[4]	Medline Borrower LP	3.875%	4/1/29	769	673
[4]	Medline Borrower LP	5.250%	10/1/29	910	787
[8]	Medtronic Global Holdings SCA	1.500%	7/2/39	400	309
	Merck & Co. Inc.	1.900%	12/10/28	4,184	3,733
	Merck & Co. Inc.	3.400%	3/7/29	40,459	39,078
	Merck & Co. Inc.	1.450%	6/24/30	17,000	14,145
	Merck & Co. Inc.	2.150%	12/10/31	54,631	46,622
	Merck & Co. Inc.	4.000%	3/7/49	2,500	2,245
	Merck & Co. Inc.	2.750%	12/10/51	5,000	3,554
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,500	1,646
	Novartis Capital Corp.	2.200%	8/14/30	29,570	26,150
	Novartis Capital Corp.	4.000%	11/20/45	2,500	2,310
[8]	Novartis Finance SA	0.000%	9/23/28	800	752
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	3,188	2,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Owens & Minor Inc.	6.625%	4/1/30	245	213
	PerkinElmer Inc.	1.900%	9/15/28	42,366	36,565
	PerkinElmer Inc.	3.300%	9/15/29	5,000	4,533
	PerkinElmer Inc.	2.250%	9/15/31	11,000	8,930
	Pfizer Inc.	2.625%	4/1/30	17,395	15,748
	Pfizer Inc.	1.700%	5/28/30	34,770	29,444
	Pfizer Inc.	1.750%	8/18/31	13,540	11,282
	Pfizer Inc.	2.700%	5/28/50	5,000	3,604
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,278
	Quest Diagnostics Inc.	2.950%	6/30/30	16,761	15,022
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,821
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	12,250
[4]	Roche Holdings Inc.	1.930%	12/13/28	47,500	42,284
[4]	Roche Holdings Inc.	2.076%	12/13/31	36,730	31,216
[4]	Roche Holdings Inc.	2.607%	12/13/51	5,000	3,472
	Royalty Pharma plc	2.200%	9/2/30	25,000	20,511
	Royalty Pharma plc	2.150%	9/2/31	4,000	3,187
	Stanford Health Care	3.310%	8/15/30	17,000	15,601
	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	22,000	18,479
	Stryker Corp.	1.950%	6/15/30	13,250	11,240
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	35,329	35,941
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	87,037	73,953
	Tenet Healthcare Corp.	4.625%	9/1/24	360	358
	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,420
	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,634
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,655
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	810	849
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	820	866
[8]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	4,700	3,280
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	24,050	21,367
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	25,879	23,519
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	58,981	49,391
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	24,505
[8]	Thermo Fisher Scientific Inc.	3.650%	11/21/34	400	436
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	28,907
	UnitedHealth Group Inc.	3.875%	12/15/28	20,288	19,899
	UnitedHealth Group Inc.	4.250%	1/15/29	29,445	29,405
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	5,230
	UnitedHealth Group Inc.	5.300%	2/15/30	70,780	74,682
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	8,591
	UnitedHealth Group Inc.	4.200%	5/15/32	16,697	16,372
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	35,756
	UnitedHealth Group Inc.	4.500%	4/15/33	14,815	14,843
	Viatris Inc.	2.700%	6/22/30	3,969	3,232
	Zoetis Inc.	3.900%	8/20/28	8,700	8,521
	Zoetis Inc.	2.000%	5/15/30	19,148	16,240
	Zoetis Inc.	5.600%	11/16/32	23,590	25,317
					3,027,723
Industrials (5.4%)
	3M Co.	3.375%	3/1/29	10,087	9,664
	3M Co.	2.375%	8/26/29	10,000	8,946
	3M Co.	3.050%	4/15/30	15,359	14,157
[4]	Air Canada	3.875%	8/15/26	2,580	2,388
[8]	Airbus SE	2.375%	6/9/40	1,400	1,214
[4]	Allison Transmission Inc.	4.750%	10/1/27	3,940	3,760
[4]	American Airlines Inc.	11.750%	7/15/25	685	754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Airlines Inc.	7.250%	2/15/28	672	653
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,935	2,883
[4,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	7,985	7,595
[4]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,476
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	23,327
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	4,840	3,182
[4]	BAE Systems plc	1.900%	2/15/31	6,670	5,448
	Boeing Co.	3.250%	2/1/28	34,203	31,895
	Boeing Co.	3.250%	3/1/28	3,131	2,903
	Boeing Co.	3.200%	3/1/29	36,191	33,127
	Boeing Co.	5.150%	5/1/30	96,841	97,491
	Boeing Co.	3.625%	2/1/31	31,800	29,098
	Boeing Co.	6.125%	2/15/33	9,182	9,742
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,000	3,635
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,000	4,700
	Canadian National Railway Co.	3.850%	8/5/32	26,585	25,523
	Canadian National Railway Co.	4.400%	8/5/52	5,000	4,735
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,000	1,973
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,569
	Canadian Pacific Railway Co.	2.450%	12/2/31	9,990	8,920
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,564	1,406
	Carrier Global Corp.	2.722%	2/15/30	31,000	27,140
	Caterpillar Inc.	2.600%	4/9/30	17,345	15,636
[4]	Chart Industries Inc.	7.500%	1/1/30	385	397
[4]	Chart Industries Inc.	9.500%	1/1/31	276	292
	CSX Corp.	2.400%	2/15/30	8,663	7,620
	CSX Corp.	4.100%	11/15/32	30,000	29,077
[4]	Daimler Trucks Finance North America LLC	2.375%	12/14/28	5,000	4,381
	Deere & Co.	3.100%	4/15/30	2,000	1,862
[5]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	8,505	7,519
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,213
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	1,818
	Dover Corp.	2.950%	11/4/29	3,000	2,706
	Eaton Corp.	4.150%	3/15/33	50,000	48,077
	Embraer Overseas Ltd.	5.696%	9/16/23	582	581
	Emerson Electric Co.	2.000%	12/21/28	51,791	45,953
	Emerson Electric Co.	2.200%	12/21/31	17,775	14,987
	Emerson Electric Co.	2.800%	12/21/51	3,000	2,025
	FedEx Corp.	3.100%	8/5/29	12,359	11,388
	FedEx Corp.	2.400%	5/15/31	32,544	27,640
[4]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	639	633
	GE Capital Funding LLC	4.550%	5/15/32	12,131	12,000
	General Dynamics Corp.	3.750%	5/15/28	26,285	25,754
	General Dynamics Corp.	3.625%	4/1/30	28,207	27,098
	General Dynamics Corp.	2.250%	6/1/31	10,000	8,638
[8]	General Electric Co.	4.125%	9/19/35	200	224
[8]	Heathrow Funding Ltd.	1.125%	10/8/32	8,100	7,285
[7]	Heathrow Funding Ltd.	2.750%	8/9/51	3,300	2,592
	Honeywell International Inc.	2.700%	8/15/29	14,138	13,030
	Honeywell International Inc.	1.950%	6/1/30	21,224	18,168
	Honeywell International Inc.	1.750%	9/1/31	35,142	29,053
	Honeywell International Inc.	5.000%	2/15/33	53,365	56,258
[8]	Honeywell International Inc.	4.125%	11/2/34	3,514	3,950
	Hubbell Inc.	2.300%	3/15/31	15,000	12,521
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	25,450	21,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,053	14,175
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	11,742
	John Deere Capital Corp.	2.800%	7/18/29	12,294	11,337
	John Deere Capital Corp.	4.850%	10/11/29	28,760	29,889
	L3Harris Technologies Inc.	4.400%	6/15/28	33,284	33,029
	L3Harris Technologies Inc.	4.400%	6/15/28	6,273	6,205
	L3Harris Technologies Inc.	2.900%	12/15/29	7,831	6,982
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	11,833
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	6,106
	Lockheed Martin Corp.	3.900%	6/15/32	25,330	24,586
	Lockheed Martin Corp.	5.250%	1/15/33	13,340	14,256
	Lockheed Martin Corp.	4.700%	5/15/46	5,000	4,959
	Lockheed Martin Corp.	4.150%	6/15/53	7,500	6,780
[11]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	32,000	18,933
[7]	Motability Operations Group plc	3.625%	3/10/36	400	442
	Norfolk Southern Corp.	3.800%	8/1/28	10,803	10,509
	Norfolk Southern Corp.	2.550%	11/1/29	7,509	6,678
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	8,474
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	32,592
	Northrop Grumman Corp.	4.700%	3/15/33	26,740	26,902
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	25,294
[11]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	14,614
[11]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	10,522
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	2,798
	Parker-Hannifin Corp.	4.500%	9/15/29	25,000	24,776
[11]	Qantas Airways Ltd.	4.750%	10/12/26	32,930	21,523
[11]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	12,062
[11]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,371
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,284
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,648
	Raytheon Technologies Corp.	4.125%	11/16/28	34,770	34,294
	Raytheon Technologies Corp.	2.250%	7/1/30	38,811	33,472
	Raytheon Technologies Corp.	1.900%	9/1/31	37,505	30,714
	Raytheon Technologies Corp.	2.375%	3/15/32	15,351	12,955
	Raytheon Technologies Corp.	5.150%	2/27/33	29,950	31,110
[4]	Regal Rexnord Corp.	6.400%	4/15/33	6,750	6,877
	Republic Services Inc.	1.450%	2/15/31	10,000	8,018
	Republic Services Inc.	1.750%	2/15/32	12,620	10,198
	Republic Services Inc.	5.000%	4/1/34	10,250	10,486
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,182
[4]	Rolls-Royce plc	3.625%	10/14/25	392	370
[4]	Rolls-Royce plc	5.750%	10/15/27	5,574	5,560
	Sitios Latinoamerica SAB de CV	5.375%	4/4/32	3,044	2,785
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,290
	Southwest Airlines Co.	2.625%	2/10/30	31,710	27,225
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	351	349
	Spirit AeroSystems Inc.	4.600%	6/15/28	616	517
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,262	1,357
[4]	TopBuild Corp.	3.625%	3/15/29	628	548
[4]	TopBuild Corp.	4.125%	2/15/32	1,494	1,287
[4]	TransDigm Inc.	6.250%	3/15/26	7,569	7,605
[4]	TransDigm Inc.	6.750%	8/15/28	745	756
	Trimble Inc.	6.100%	3/15/33	5,500	5,637
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	18,030	14,257
	Tyco Electronics Group SA	2.500%	2/4/32	7,990	6,902
	Union Pacific Corp.	3.950%	9/10/28	17,542	17,376
	Union Pacific Corp.	3.700%	3/1/29	8,149	7,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.400%	2/5/30	35,200	31,228
	Union Pacific Corp.	2.800%	2/14/32	13,000	11,481
[5]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	30,304	30,216
[4]	United Airlines Inc.	4.375%	4/15/26	6,300	6,016
[4]	United Airlines Inc.	4.625%	4/15/29	4,865	4,403
	United Parcel Service Inc.	2.500%	9/1/29	12,227	11,135
	Waste Management Inc.	2.000%	6/1/29	15,320	13,431
	Waste Management Inc.	4.625%	2/15/30	22,000	22,296
	Waste Management Inc.	1.500%	3/15/31	40,182	32,561
	Waste Management Inc.	4.150%	4/15/32	10,000	9,807
					1,708,370
Materials (2.2%)
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	648	641
	Air Products and Chemicals Inc.	2.050%	5/15/30	5,552	4,844
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	16,690
	Antofagasta plc	5.625%	5/13/32	3,197	3,199
	ArcelorMittal SA	4.250%	7/16/29	10,000	9,533
[4]	Arconic Corp.	6.000%	5/15/25	770	769
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	954	940
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	2,342	1,930
[4]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	379	366
	Ball Corp.	2.875%	8/15/30	1,725	1,447
	Ball Corp.	3.125%	9/15/31	2,270	1,888
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	41,005
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	2,783
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,573	4,490
	Celanese U.S. Holdings LLC	6.330%	7/15/29	5,000	5,063
[4]	Chemours Co.	4.625%	11/15/29	4,943	4,071
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,051
	Dow Chemical Co.	2.100%	11/15/30	44,000	37,037
	Dow Chemical Co.	6.300%	3/15/33	20,000	22,026
	DuPont de Nemours Inc.	4.725%	11/15/28	12,000	12,121
	Eastman Chemical Co.	5.750%	3/8/33	15,000	15,332
	Ecolab Inc.	1.300%	1/30/31	21,853	17,512
	Ecolab Inc.	2.125%	2/1/32	10,000	8,416
[4]	Element Solutions Inc.	3.875%	9/1/28	1,913	1,690
	FMC Corp.	3.450%	10/1/29	8,000	7,347
	Freeport-McMoRan Inc.	4.125%	3/1/28	8,330	7,864
	Freeport-McMoRan Inc.	4.375%	8/1/28	9,680	9,193
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	22,618
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	11,728
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,650
[4]	Georgia-Pacific LLC	2.300%	4/30/30	17,000	14,698
[4]	Graphic Packaging International LLC	3.500%	3/15/28	2,195	2,006
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	4,465	4,158
[4]	Ingevity Corp.	3.875%	11/1/28	1,485	1,307
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	2,933	2,321
	Linde Inc.	1.100%	8/10/30	5,570	4,476
[8]	Linde plc	1.625%	3/31/35	10,600	9,667
	LYB International Finance III LLC	2.250%	10/1/30	5,000	4,136
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	20,782
	Newmont Corp.	2.800%	10/1/29	32,675	29,126
	Newmont Corp.	2.250%	10/1/30	39,770	33,533
[4]	Novelis Corp.	4.750%	1/30/30	1,614	1,461
[4]	Novelis Corp.	3.875%	8/15/31	2,159	1,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nucor Corp.	2.700%	6/1/30	15,060	13,311
	Nucor Corp.	3.125%	4/1/32	15,620	13,874
	Nutrien Ltd.	4.900%	3/27/28	9,150	9,187
	Nutrien Ltd.	4.200%	4/1/29	17,656	17,187
	Nutrien Ltd.	2.950%	5/13/30	13,207	11,764
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	405	345
	Packaging Corp. of America	3.000%	12/15/29	13,000	11,759
	POSCO	4.375%	8/4/25	45,000	44,331
	PPG Industries Inc.	2.800%	8/15/29	11,000	9,835
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,187
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,260
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	3,000	2,092
	Rio Tinto Finance USA plc	5.000%	3/9/33	25,000	25,817
	RPM International Inc.	4.550%	3/1/29	17,250	16,627
	RPM International Inc.	2.950%	1/15/32	3,415	2,780
	Sherwin-Williams Co.	2.950%	8/15/29	12,106	10,951
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	17,545
	Sherwin-Williams Co.	2.200%	3/15/32	8,193	6,702
[4]	SPCM SA	3.125%	3/15/27	1,093	982
[4]	SPCM SA	3.375%	3/15/30	2,925	2,442
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	25,376
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,626
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,468
[4]	WR Grace Holdings LLC	7.375%	3/1/31	340	341
	WRKCo Inc.	3.900%	6/1/28	26,734	25,565
	WRKCo Inc.	4.900%	3/15/29	12,000	11,875
					709,952
Real Estate (5.2%)
	Agree LP	2.000%	6/15/28	15,750	13,441
	Agree LP	2.900%	10/1/30	6,500	5,537
	Agree LP	4.800%	10/1/32	7,000	6,710
	Agree LP	2.600%	6/15/33	5,720	4,537
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	1,876
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	23,437
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	19,697
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,875	2,522
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	9,423
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	5,000	3,780
	American Assets Trust LP	3.375%	2/1/31	11,292	8,952
	American Homes 4 Rent LP	4.250%	2/15/28	13,372	12,664
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	8,042
	American Homes 4 Rent LP	3.625%	4/15/32	10,000	8,747
	American Tower Corp.	3.600%	1/15/28	12,234	11,586
	American Tower Corp.	3.950%	3/15/29	9,000	8,504
	American Tower Corp.	3.800%	8/15/29	41,188	38,606
	American Tower Corp.	2.900%	1/15/30	25,100	22,083
	American Tower Corp.	2.100%	6/15/30	14,909	12,270
	American Tower Corp.	2.700%	4/15/31	20,000	16,903
	American Tower Corp.	2.300%	9/15/31	6,000	4,863
[8]	Aroundtown SA	0.000%	7/16/26	2,900	2,386
[8]	Aroundtown SA	2.875%	Perpetual	955	331
[8]	ATF Netherlands BV	7.078%	Perpetual	2,300	1,139
	AvalonBay Communities Inc.	3.200%	1/15/28	13,750	12,878
	AvalonBay Communities Inc.	1.900%	12/1/28	13,300	11,542
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	4,601
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	12,656
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,281
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,267	4,789
	Boston Properties LP	3.400%	6/21/29	2,000	1,701
	Boston Properties LP	2.900%	3/15/30	31,368	25,451
	Boston Properties LP	3.250%	1/30/31	10,806	8,840
	Boston Properties LP	2.550%	4/1/32	16,096	12,118
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	11,104
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,000	7,326
	Brixmor Operating Partnership LP	4.050%	7/1/30	8,018	7,234
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	15,727
	Corporate Office Properties LP	2.000%	1/15/29	20,000	15,442
	Corporate Office Properties LP	2.750%	4/15/31	27,226	20,701
	Crown Castle Inc.	5.000%	1/11/28	23,240	23,492
	Crown Castle Inc.	3.800%	2/15/28	8,758	8,387
	Crown Castle Inc.	4.300%	2/15/29	10,930	10,629
	Crown Castle Inc.	3.100%	11/15/29	20,966	18,840
	Crown Castle Inc.	2.250%	1/15/31	13,715	11,383
	CubeSmart LP	2.250%	12/15/28	20,000	17,349
	CubeSmart LP	4.375%	2/15/29	12,000	11,549
	CubeSmart LP	2.000%	2/15/31	19,558	15,573
	Digital Realty Trust LP	5.550%	1/15/28	10,000	10,023
	Digital Realty Trust LP	3.600%	7/1/29	37,195	33,432
	Equinix Inc.	1.550%	3/15/28	3,000	2,563
	Equinix Inc.	2.000%	5/15/28	10,000	8,641
	Equinix Inc.	3.200%	11/18/29	13,614	12,211
	Equinix Inc.	2.150%	7/15/30	10,000	8,219
	Equinix Inc.	2.500%	5/15/31	10,000	8,259
	Equinix Inc.	3.900%	4/15/32	3,740	3,403
	ERP Operating LP	3.500%	3/1/28	8,836	8,357
	ERP Operating LP	4.150%	12/1/28	27,426	26,684
	ERP Operating LP	3.000%	7/1/29	7,000	6,372
	ERP Operating LP	2.500%	2/15/30	11,000	9,546
	ERP Operating LP	1.850%	8/1/31	1,251	1,008
	Essential Properties LP	2.950%	7/15/31	20,000	14,796
	Essex Portfolio LP	4.000%	3/1/29	426	405
	Essex Portfolio LP	3.000%	1/15/30	10,000	8,758
	Essex Portfolio LP	1.650%	1/15/31	7,533	5,869
	Extra Space Storage LP	3.900%	4/1/29	15,000	13,933
	Extra Space Storage LP	2.550%	6/1/31	20,000	16,499
	Extra Space Storage LP	2.350%	3/15/32	10,000	7,959
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	8,932
	Federal Realty Investment Trust	3.500%	6/1/30	1,990	1,766
	Healthcare Realty Holdings LP Co.	2.400%	3/15/30	1,000	806
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	435
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	28,349	22,158
	Healthpeak OP LLC	2.125%	12/1/28	12,000	10,412
	Healthpeak OP LLC	3.500%	7/15/29	16,479	15,250
	Healthpeak OP LLC	3.000%	1/15/30	14,900	13,183
	Healthpeak OP LLC	2.875%	1/15/31	18,507	16,056
	Healthpeak Properties Inc.	5.250%	12/15/32	25,355	25,612
	Highwoods Realty LP	4.125%	3/15/28	3,450	3,063
	Highwoods Realty LP	4.200%	4/15/29	10,406	8,867
	Highwoods Realty LP	3.050%	2/15/30	12,090	9,393
	Highwoods Realty LP	2.600%	2/1/31	1,161	845
	Host Hotels & Resorts LP	3.375%	12/15/29	3,252	2,788
	Host Hotels & Resorts LP	3.500%	9/15/30	10,512	8,965
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	12,692
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	10,000	9,040
	Kilroy Realty LP	4.750%	12/15/28	6,705	5,962
	Kilroy Realty LP	4.250%	8/15/29	3,500	3,001
	Kilroy Realty LP	3.050%	2/15/30	16,188	12,387
	Kilroy Realty LP	2.500%	11/15/32	10,000	6,763
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	9,514
	Kimco Realty OP LLC	2.250%	12/1/31	10,000	7,860
	Kimco Realty OP LLC	3.200%	4/1/32	2,657	2,252
	Life Storage LP	4.000%	6/15/29	6,494	6,074
	Life Storage LP	2.200%	10/15/30	7,000	5,752
	Life Storage LP	2.400%	10/15/31	13,000	10,533
	LXP Industrial Trust	2.375%	10/1/31	5,000	3,862
	Mid-America Apartments LP	3.950%	3/15/29	17,673	17,102
	Mid-America Apartments LP	2.750%	3/15/30	16,850	14,840
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,526
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	2,410
	National Retail Properties Inc.	4.300%	10/15/28	1,722	1,631
	National Retail Properties Inc.	2.500%	4/15/30	13,948	11,778
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	9,390
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	8,399
	Omega Healthcare Investors Inc.	3.375%	2/1/31	7,198	5,728
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,598
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,141
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	15,226
	Physicians Realty LP	3.950%	1/15/28	5,775	5,419
	Physicians Realty LP	2.625%	11/1/31	20,000	15,904
	Piedmont Operating Partnership LP	2.750%	4/1/32	10,000	7,001
[8]	Prologis Euro Finance LLC	1.000%	2/8/29	3,000	2,757
[8]	Prologis Euro Finance LLC	3.875%	1/31/30	942	1,012
[8]	Prologis International Funding II SA	1.625%	6/17/32	6,353	5,461
	Prologis LP	4.375%	2/1/29	15,000	14,821
	Prologis LP	2.875%	11/15/29	5,000	4,505
	Prologis LP	2.250%	4/15/30	14,022	12,091
	Prologis LP	1.250%	10/15/30	10,000	7,908
	Prologis LP	1.750%	2/1/31	16,266	13,187
	Prologis LP	2.250%	1/15/32	9,320	7,700
	Prologis LP	4.625%	1/15/33	13,324	13,277
	Prologis LP	5.250%	6/15/53	10,000	10,020
	Public Storage	1.850%	5/1/28	20,000	17,759
	Public Storage	1.950%	11/9/28	8,800	7,734
	Public Storage	3.385%	5/1/29	18,527	17,419
	Public Storage	2.300%	5/1/31	10,830	9,210
	Public Storage	2.250%	11/9/31	18,742	15,754
	Realty Income Corp.	3.650%	1/15/28	3,062	2,927
	Realty Income Corp.	2.200%	6/15/28	7,500	6,634
	Realty Income Corp.	3.100%	12/15/29	21,990	20,067
	Realty Income Corp.	4.850%	3/15/30	29,715	29,712
	Realty Income Corp.	3.250%	1/15/31	15,607	13,869
	Realty Income Corp.	5.625%	10/13/32	15,000	15,557
	Regency Centers LP	2.950%	9/15/29	9,841	8,668
	Regency Centers LP	3.700%	6/15/30	29,150	26,603
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,443
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	13,907
	SBA Communications Corp.	3.125%	2/1/29	3,740	3,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	1.750%	2/1/28	14,800	12,879
	Simon Property Group LP	2.650%	7/15/30	17,630	15,158
	Simon Property Group LP	2.200%	2/1/31	5,999	4,900
	Simon Property Group LP	2.250%	1/15/32	10,000	7,982
	Spirit Realty LP	2.100%	3/15/28	10,000	8,464
	Spirit Realty LP	4.000%	7/15/29	5,000	4,529
	Spirit Realty LP	3.400%	1/15/30	3,421	2,957
	Spirit Realty LP	2.700%	2/15/32	10,000	7,888
	STORE Capital Corp.	2.750%	11/18/30	7,294	5,353
	Sun Communities Operating LP	2.300%	11/1/28	19,600	16,798
	Sun Communities Operating LP	2.700%	7/15/31	10,000	8,086
	Sun Communities Operating LP	4.200%	4/15/32	5,079	4,567
	Tanger Properties LP	2.750%	9/1/31	12,000	8,716
	UDR Inc.	3.200%	1/15/30	4,882	4,400
	UDR Inc.	3.000%	8/15/31	7,660	6,621
	Welltower OP LLC	2.050%	1/15/29	18,955	15,987
	Welltower OP LLC	4.125%	3/15/29	435	408
	Welltower OP LLC	3.100%	1/15/30	19,120	16,814
	Welltower OP LLC	2.750%	1/15/32	7,000	5,767
	Welltower OP LLC	3.850%	6/15/32	11,104	9,985
	Weyerhaeuser Co.	4.000%	11/15/29	19,017	17,996
	WP Carey Inc.	2.450%	2/1/32	10,000	8,030
					1,637,318
Technology (6.1%)
	Adobe Inc.	2.300%	2/1/30	10,000	8,882
	Analog Devices Inc.	1.700%	10/1/28	10,650	9,383
	Analog Devices Inc.	2.100%	10/1/31	15,970	13,598
	Apple Inc.	1.400%	8/5/28	54,000	47,494
[8]	Apple Inc.	1.375%	5/24/29	800	801
	Apple Inc.	1.650%	2/8/31	27,770	23,394
	Apple Inc.	4.100%	8/8/62	18,000	16,027
	Automatic Data Processing Inc.	1.700%	5/15/28	24,610	22,031
	Automatic Data Processing Inc.	1.250%	9/1/30	24,000	19,796
	Block Inc.	3.500%	6/1/31	285	232
[4]	Broadcom Inc.	1.950%	2/15/28	14,398	12,631
	Broadcom Inc.	4.110%	9/15/28	9,411	9,052
	Broadcom Inc.	4.750%	4/15/29	35,843	35,491
	Broadcom Inc.	5.000%	4/15/30	37,571	37,194
	Broadcom Inc.	4.150%	11/15/30	20,850	19,406
[4]	Broadcom Inc.	2.450%	2/15/31	57,484	47,161
[4]	Broadcom Inc.	4.150%	4/15/32	1,000	914
	Broadcom Inc.	4.300%	11/15/32	45,806	42,055
[4]	Broadcom Inc.	3.419%	4/15/33	10,000	8,415
[4]	CommScope Inc.	6.000%	3/1/26	1,210	1,155
[4]	CommScope Inc.	7.125%	7/1/28	2,517	1,804
	Dell International LLC / EMC Corp.	5.250%	2/1/28	27,330	27,654
	Dell International LLC / EMC Corp.	5.300%	10/1/29	5,000	5,054
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	44,329
	Dell International LLC / EMC Corp.	5.750%	2/1/33	56,885	57,630
	DXC Technology Co.	2.375%	9/15/28	15,000	12,722
[4]	Entegris Escrow Corp.	4.750%	4/15/29	24,932	23,193
[4]	Entegris Escrow Corp.	5.950%	6/15/30	5,945	5,648
	Equifax Inc.	3.100%	5/15/30	17,000	14,904
	Equifax Inc.	2.350%	9/15/31	10,000	8,073
	Fidelity National Information Services Inc.	1.650%	3/1/28	32,250	27,865
	Fidelity National Information Services Inc.	3.750%	5/21/29	3,000	2,816
	Fidelity National Information Services Inc.	2.250%	3/1/31	19,692	15,957
	Fiserv Inc.	4.200%	10/1/28	7,000	6,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	3.500%	7/1/29	55,450	51,661
	Fiserv Inc.	2.650%	6/1/30	36,950	32,165
	Global Payments Inc.	3.200%	8/15/29	9,480	8,392
	Global Payments Inc.	2.900%	5/15/30	4,550	3,897
	Global Payments Inc.	2.900%	11/15/31	35,000	28,965
	HP Inc.	4.000%	4/15/29	28,960	27,489
	HP Inc.	3.400%	6/17/30	9,725	8,625
	HP Inc.	2.650%	6/17/31	22,881	18,635
	HP Inc.	4.200%	4/15/32	15,200	13,630
[4]	Imola Merger Corp.	4.750%	5/15/29	2,857	2,474
	Intel Corp.	1.600%	8/12/28	20,900	18,301
	Intel Corp.	2.450%	11/15/29	58,413	51,525
	Intel Corp.	5.125%	2/10/30	48,840	50,024
	Intel Corp.	3.900%	3/25/30	6,363	6,107
	Intel Corp.	2.000%	8/12/31	9,300	7,682
	Intel Corp.	4.150%	8/5/32	10,200	9,853
	Intel Corp.	5.200%	2/10/33	27,290	27,857
	International Business Machines Corp.	4.400%	7/27/32	21,000	20,578
	International Business Machines Corp.	4.750%	2/6/33	25,000	24,941
[8]	International Business Machines Corp.	4.000%	2/6/43	200	214
	Juniper Networks Inc.	3.750%	8/15/29	9,827	9,238
	Juniper Networks Inc.	2.000%	12/10/30	15,554	12,431
	KLA Corp.	4.650%	7/15/32	14,510	14,740
	KLA Corp.	5.250%	7/15/62	5,000	5,076
	Leidos Inc.	5.750%	3/15/33	17,821	18,218
[8]	Mastercard Inc.	1.000%	2/22/29	4,476	4,336
	Mastercard Inc.	2.950%	6/1/29	19,000	17,862
	Mastercard Inc.	3.350%	3/26/30	3,779	3,599
[4]	McAfee Corp.	7.375%	2/15/30	3,261	2,711
	Micron Technology Inc.	6.750%	11/1/29	12,000	12,655
	Micron Technology Inc.	2.703%	4/15/32	5,000	3,997
	Micron Technology Inc.	5.875%	2/9/33	12,000	12,101
	Microsoft Corp.	2.675%	6/1/60	1,500	1,039
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	20,775
	NVIDIA Corp.	2.850%	4/1/30	20,000	18,338
	NVIDIA Corp.	2.000%	6/15/31	10,000	8,466
	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	826
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	15,000	14,401
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	13,000	11,682
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	24,816
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/33	25,000	24,455
	Oracle Corp.	6.150%	11/9/29	59,960	63,536
	Oracle Corp.	2.950%	4/1/30	70,260	62,247
	Oracle Corp.	4.650%	5/6/30	19,010	18,641
	Oracle Corp.	2.875%	3/25/31	57,257	49,374
	Oracle Corp.	6.250%	11/9/32	36,667	39,570
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	5,452
	PayPal Holdings Inc.	2.300%	6/1/30	17,000	14,654
	PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,906
	QUALCOMM Inc.	1.300%	5/20/28	36,811	32,194
	QUALCOMM Inc.	2.150%	5/20/30	1,204	1,052
	QUALCOMM Inc.	1.650%	5/20/32	15,336	12,365
	QUALCOMM Inc.	6.000%	5/20/53	3,750	4,267
	RELX Capital Inc.	3.000%	5/22/30	8,800	7,911
	Roper Technologies Inc.	2.000%	6/30/30	18,380	15,212
	S&P Global Inc.	2.700%	3/1/29	49,410	45,115
	S&P Global Inc.	2.500%	12/1/29	10,438	9,288
	S&P Global Inc.	1.250%	8/15/30	6,750	5,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	2.900%	3/1/32	27,147	24,104
[4]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,447
	salesforce.com Inc.	1.950%	7/15/31	24,040	20,183
[4]	SK Hynix Inc.	6.375%	1/17/28	5,126	5,158
	Skyworks Solutions Inc.	3.000%	6/1/31	31,290	26,096
[4]	SS&C Technologies Inc.	5.500%	9/30/27	1,884	1,824
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	12,561
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	19,346
	Texas Instruments Inc.	2.250%	9/4/29	2,000	1,786
	Texas Instruments Inc.	1.750%	5/4/30	10,755	9,127
	Texas Instruments Inc.	1.900%	9/15/31	10,000	8,420
	Texas Instruments Inc.	3.650%	8/16/32	13,635	12,996
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	22,011
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	10,531
[8]	Visa Inc.	2.000%	6/15/29	500	516
	Visa Inc.	1.100%	2/15/31	10,000	8,018
	VMware Inc.	1.800%	8/15/28	26,394	22,461
	VMware Inc.	4.700%	5/15/30	40,665	39,342
	Workday Inc.	3.700%	4/1/29	18,140	17,095
	Workday Inc.	3.800%	4/1/32	11,000	10,041
					1,948,666
Utilities (6.4%)
	AEP Transmission Co. LLC	3.650%	4/1/50	3,280	2,626
	AEP Transmission Co. LLC	5.400%	3/15/53	14,820	15,613
[11]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,877
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.653%	1/8/26	12,260	8,012
	Alabama Power Co.	3.050%	3/15/32	3,300	2,945
	Alabama Power Co.	3.940%	9/1/32	25,000	23,671
	Ameren Corp.	1.750%	3/15/28	20,321	17,729
	Ameren Corp.	3.500%	1/15/31	20,245	18,434
	Ameren Illinois Co.	1.550%	11/15/30	9,785	7,970
	Ameren Illinois Co.	3.850%	9/1/32	30,000	28,529
	Ameren Illinois Co.	5.900%	12/1/52	1,750	1,977
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,585
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,957
	Appalachian Power Co.	4.500%	8/1/32	22,030	21,330
	Baltimore Gas and Electric Co.	4.550%	6/1/52	4,610	4,263
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	25,632	24,573
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25,000	20,282
[4]	Calpine Corp.	5.125%	3/15/28	3,930	3,641
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,545
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,748
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	36,737
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,630	4,753
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	6,355	6,661
	CenterPoint Energy Inc.	4.250%	11/1/28	7,193	6,918
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	10,023
	CenterPoint Energy Inc.	2.650%	6/1/31	19,800	16,910
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,390
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,907
[7]	Centrica plc	4.375%	3/13/29	4,187	4,943
	Comision Federal de Electricidad	4.688%	5/15/29	6,658	6,033
	Comision Federal de Electricidad	3.875%	7/26/33	7,722	6,010
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,708
	Commonwealth Edison Co.	4.900%	2/1/33	15,705	16,161
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,517
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	9,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.600%	8/15/32	4,430	4,127
	Consumers Energy Co.	4.200%	9/1/52	4,690	4,145
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	15,550	10,159
	Dominion Energy Inc.	3.375%	4/1/30	33,274	30,346
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,152
	Dominion Energy Inc.	4.350%	8/15/32	11,346	10,930
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	11,291	9,429
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,470	3,913
	DTE Electric Co.	2.250%	3/1/30	30,694	26,750
	DTE Electric Co.	2.625%	3/1/31	11,500	10,036
	DTE Electric Co.	3.000%	3/1/32	12,237	10,843
	DTE Electric Co.	5.200%	4/1/33	20,000	20,875
	DTE Electric Co.	2.950%	3/1/50	6,539	4,638
	DTE Energy Co.	3.400%	6/15/29	25,883	23,903
	DTE Energy Co.	2.950%	3/1/30	13,783	12,191
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	10,085
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	22,091
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,283
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	7,233
	Duke Energy Carolinas LLC	4.950%	1/15/33	26,520	27,241
	Duke Energy Carolinas LLC	3.200%	8/15/49	5,000	3,714
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	2,132	1,891
	Duke Energy Corp.	4.300%	3/15/28	8,335	8,216
	Duke Energy Corp.	2.450%	6/1/30	17,000	14,595
	Duke Energy Corp.	2.550%	6/15/31	20,000	16,850
	Duke Energy Corp.	4.500%	8/15/32	40,000	38,814
[8]	Duke Energy Corp.	3.850%	6/15/34	4,000	4,056
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	22,529
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	28,828
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,462
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	9,852
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,930	2,004
	Duke Energy Progress LLC	3.700%	9/1/28	6,446	6,251
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	3,993
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,358
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	13,686
	Edison International	4.125%	3/15/28	2,000	1,911
[4]	Electricite de France SA	4.500%	9/21/28	5,000	4,883
[8]	Enel Finance International NV	0.875%	9/28/34	7,800	6,061
[8]	Engie SA	2.000%	9/28/37	3,600	3,047
[8]	Engie SA	1.250%	10/24/41	2,600	1,772
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	4,382
	Entergy Corp.	1.900%	6/15/28	11,000	9,642
	Entergy Corp.	2.800%	6/15/30	16,000	14,041
	Entergy Corp.	2.400%	6/15/31	11,000	9,178
	Entergy Louisiana LLC	3.250%	4/1/28	8,150	7,690
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,038
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	5,335
	Entergy Texas Inc.	4.000%	3/30/29	3,129	3,043
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,063
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,737
	Evergy Inc.	2.900%	9/15/29	23,000	20,678
	Eversource Energy	1.650%	8/15/30	16,165	13,163
	Eversource Energy	2.550%	3/15/31	8,610	7,384
	Eversource Energy	3.375%	3/1/32	25,000	22,495
	Exelon Corp.	4.050%	4/15/30	45,000	43,197
	Exelon Corp.	3.350%	3/15/32	28,000	25,198
	FirstEnergy Corp.	2.650%	3/1/30	20,526	17,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,560
	Florida Power & Light Co.	2.450%	2/3/32	22,500	19,327
	Idaho Power Co.	5.500%	3/15/53	5,000	5,295
[4]	ITC Holdings Corp.	2.950%	5/14/30	10,000	8,867
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,678
	Louisville Gas and Electric Co.	5.450%	4/15/33	5,900	6,139
[8]	National Grid plc	3.245%	3/30/34	11,400	11,370
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	12,637
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	30,730
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	9,969
	Nevada Power Co.	2.400%	5/1/30	11,640	10,155
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	31,000	27,311
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	7,693
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	22,346
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	25,494
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	13,173
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,682
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	550	518
	NiSource Inc.	2.950%	9/1/29	5,136	4,624
	NRG Energy Inc.	6.625%	1/15/27	471	473
	NSTAR Electric Co.	3.950%	4/1/30	6,616	6,420
	NSTAR Electric Co.	1.950%	8/15/31	850	705
	Ohio Power Co.	1.625%	1/15/31	18,491	14,875
	Oklahoma Gas and Electric Co.	5.400%	1/15/33	8,220	8,581
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	20,788
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	17,000	17,028
	Pacific Gas and Electric Co.	3.000%	6/15/28	70,397	62,557
	Pacific Gas and Electric Co.	4.550%	7/1/30	3,000	2,789
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	54,424
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	17,212
	Pacific Gas and Electric Co.	6.150%	1/15/33	5,220	5,301
	PacifiCorp	3.500%	6/15/29	19,585	18,747
	PacifiCorp	2.700%	9/15/30	13,815	12,319
	PacifiCorp	4.125%	1/15/49	3,450	2,977
	PacifiCorp	5.350%	12/1/53	15,300	15,897
	PECO Energy Co.	4.600%	5/15/52	1,500	1,429
	PECO Energy Co.	4.375%	8/15/52	5,000	4,606
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,253
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	3,910
[8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	11,570
	PG&E Recovery Funding LLC	5.045%	7/15/34	3,600	3,665
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	10,000	9,359
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,207
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	10,301
	Public Service Co. of Colorado	1.900%	1/15/31	300	251
	Public Service Co. of Colorado	1.875%	6/15/31	6,400	5,288
	Public Service Co. of Colorado	5.250%	4/1/53	5,000	5,144
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,290	10,561
	Public Service Electric & Gas Co.	4.900%	12/15/32	15,000	15,464
	Public Service Electric and Gas Co.	3.200%	5/15/29	17,458	16,341
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	9,653
	Public Service Electric and Gas Co.	1.900%	8/15/31	12,000	9,910
	Public Service Electric and Gas Co.	4.650%	3/15/33	10,000	10,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	43,346
	Public Service Enterprise Group Inc.	2.450%	11/15/31	5,000	4,171
	Sempra Energy	3.700%	4/1/29	20,000	18,875
	Southern California Edison Co.	4.200%	3/1/29	9,000	8,862
	Southern California Edison Co.	2.250%	6/1/30	10,000	8,578
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,844
	Southern California Edison Co.	2.750%	2/1/32	7,000	6,047
	Southern California Gas Co.	2.550%	2/1/30	5,790	5,093
	Southern Co.	1.750%	3/15/28	961	836
	Southern Co.	3.700%	4/30/30	2,415	2,263
	Southern Co.	5.700%	10/15/32	11,788	12,453
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,684
	Southwestern Electric Power Co.	4.100%	9/15/28	2,000	1,948
	Southwestern Electric Power Co.	5.300%	4/1/33	15,000	15,196
	Union Electric Co.	3.500%	3/15/29	8,552	8,128
	Union Electric Co.	2.950%	3/15/30	18,000	16,376
	Virginia Electric and Power Co.	2.300%	11/15/31	10,000	8,347
	Virginia Electric and Power Co.	2.400%	3/30/32	8,000	6,710
	Virginia Electric and Power Co.	5.000%	4/1/33	14,810	15,004
	Virginia Electric and Power Co.	4.600%	12/1/48	5,176	4,682
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,335
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,725
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	995	946
	WEC Energy Group Inc.	1.375%	10/15/27	15,195	13,260
	WEC Energy Group Inc.	2.200%	12/15/28	10,000	8,816
	WEC Energy Group Inc.	1.800%	10/15/30	17,178	14,028
	Wisconsin Electric Power Co.	4.750%	9/30/32	21,000	21,180
	Xcel Energy Inc.	4.000%	6/15/28	10,000	9,761
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,430
	Xcel Energy Inc.	3.400%	6/1/30	20,000	18,415
	Xcel Energy Inc.	2.350%	11/15/31	21,000	17,339
	Xcel Energy Inc.	4.600%	6/1/32	12,000	11,788
					2,023,557
Total Corporate Bonds (Cost $30,124,324)					27,814,259
Floating Rate Loan Interests (0.1%)
[6]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	10.000%	4/20/28	890	895
[6]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	220	220
[6]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.148%	7/6/29	1,032	1,031
[6]	Clarios Global LP Term Loan, TSFR3M + 3.750%	8.796%	4/26/30	1,560	1,556
[6]	Clark Equipment Co. Term Loan B, TSFR3M + 2.500%	7.498%	4/20/29	414	413
[6]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	6.590%	8/12/26	1,980	1,960
[6]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	10.025%	8/2/27	2,584	2,486
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	8.998%	7/21/28	2,841	2,777
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	8.998%	7/21/28	198	193
[6]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	6.821%	6/22/26	1,045	1,043
[6]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	8.653%	3/1/29	1,067	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	8.275%	10/23/28	1,602	1,554
[6]	SBA Senior Finance II LLC, Term Loan B, 1M USD LIBOR + 1.750%	6.780%	4/11/25	154	154
[6]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	7.159%	11/5/28	11,145	11,099
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.798%	10/20/27	814	843
[6]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	56	56
[6]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.332%	3/22/29	626	623
[6]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.332%	3/22/29	944	939
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.775%	5/30/25	1,434	1,431
Total Floating Rate Loan Interests (Cost $30,112)					30,277
Sovereign Bonds (2.0%)
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	584
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	3,226	3,137
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,092
	Dominican Republic	5.950%	1/25/27	2,360	2,343
	Dominican Republic	5.500%	2/22/29	33,398	31,836
	Dominican Republic	4.500%	1/30/30	5,563	4,924
	Export-Import Bank of India	3.875%	2/1/28	19,675	18,769
	Government of Bermuda	4.750%	2/15/29	18,860	18,854
	Government of Bermuda	5.000%	7/15/32	17,180	17,274
[4]	Kingdom of Saudi Arabia	4.750%	1/18/28	19,411	19,782
	Kingdom of Saudi Arabia	5.500%	10/25/32	39,384	42,727
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	7,350	6,963
[8]	Republic of Hungary	1.125%	4/28/26	11,200	11,302
[4]	Republic of Hungary	6.125%	5/22/28	25,115	26,094
	Republic of Indonesia	3.500%	1/11/28	15,000	14,480
[8]	Republic of Korea	0.000%	10/15/26	9,000	8,784
	Republic of Panama	8.125%	4/28/34	9,236	11,170
[5]	Republic of Panama	4.500%	4/16/50	350	273
[5]	Republic of Panama	3.870%	7/23/60	13,375	8,955
	Republic of Peru	7.350%	7/21/25	1,564	1,650
	Republic of Peru	2.844%	6/20/30	15,711	13,940
	Republic of Peru	2.783%	1/23/31	28,482	24,688
	Republic of Philippines	4.625%	7/17/28	5,600	5,689
	Republic of Philippines	5.000%	7/17/33	15,000	15,555
[8]	Republic of Philippines	1.750%	4/28/41	869	618
[8]	Republic of Serbia	3.125%	5/15/27	22,997	22,799
	Republic of South Africa	4.300%	10/12/28	12,855	11,557
	Republic of South Africa	4.850%	9/30/29	20,000	17,974
	Republic of South Africa	5.750%	9/30/49	6,600	4,742
	Republic of Uzbekistan	3.900%	10/19/31	6,738	5,499
[8]	Romania	6.625%	9/27/29	9,450	10,682
[8]	Romania	1.750%	7/13/30	28,160	23,081
[8]	Romania	2.750%	4/14/41	8,916	5,792
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	15,057	14,521
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	9,784
[7]	United Kingdom Gilt	2.750%	9/7/24	8,959	11,051
	United Mexican States	5.400%	2/9/28	20,095	20,757
	United Mexican States	4.500%	4/22/29	24,429	24,159
	United Mexican States	2.659%	5/24/31	33,703	28,517
	United Mexican States	4.875%	5/19/33	24,450	23,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	6.350%	2/9/35	49,243	52,791
	United Mexican States	6.338%	5/4/53	10,274	10,577
	Uzbekneftegaz JSC	4.750%	11/16/28	18,889	15,243
Total Sovereign Bonds (Cost $650,355)					630,732
Taxable Municipal Bonds (0.3%)
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	25,540	21,783
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	11,701
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	663	684
	New York State Dormitory Authority Lease Revenue	3.892%	12/1/24	2,000	1,975
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	384
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	3,890	3,812
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	2,000	2,028
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	8,000	7,802
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	6,045	5,927
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,010	4,196
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	19,000	16,194
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	5,000	5,249
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	8,550	7,212
	University of California College & University Revenue	1.614%	5/15/30	5,025	4,267
Total Taxable Municipal Bonds (Cost $95,550)					93,214

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[15]	Vanguard Market Liquidity Fund (Cost $233,979)	4.853%	2,340,060	233,982
Total Investments (99.8%) (Cost $34,040,575)				31,586,703
Other Assets and Liabilities—Net (0.2%)				62,505
Net Assets (100%)				31,649,208
Cost is in $000.
1	Securities with a value of $16,887,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $34,810,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $40,506,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $1,558,236,000, representing 4.9% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in British pounds.
8	Face amount denominated in euro.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	10,544	1,214,702	9,143
Euro-Schatz	June 2023	33	3,843	(18)
Ultra 10-Year U.S. Treasury Note	June 2023	4,495	545,932	(979)
				8,146

Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(1,294)	(266,776)	253
5-Year U.S. Treasury Note	June 2023	(2,117)	(232,324)	365
10-Year Japanese Government Bond	June 2023	(40)	(43,627)	(160)
AUD 3-Year Treasury Bond	June 2023	(1,179)	(84,728)	(922)
AUD 10-Year Treasury Bond	June 2023	(400)	(32,412)	(678)
Euro-Bobl	June 2023	(1,072)	(139,351)	(1,707)
Euro-Bund	June 2023	(1,204)	(179,846)	(4,364)
Euro-Buxl	June 2023	(118)	(18,138)	(635)
Long Gilt	June 2023	(310)	(39,528)	(191)
Long U.S. Treasury Bond	June 2023	(773)	(101,770)	(2,815)
Ultra Long U.S. Treasury Bond	June 2023	(1,810)	(255,945)	(10,448)
				(21,302)
				(13,156)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	6/21/23	AUD	12,081	USD	8,018	—	(6)
Morgan Stanley Capital Services Inc.	6/21/23	AUD	11,745	USD	7,987	—	(196)
Bank of America, N.A.	6/21/23	AUD	10,314	USD	6,975	—	(135)
State Street Bank & Trust Co.	6/21/23	AUD	5,106	USD	3,379	7	—
Toronto-Dominion Bank	6/21/23	AUD	5,026	USD	3,343	—	(10)
State Street Bank & Trust Co.	6/21/23	AUD	4,927	USD	3,286	—	(19)
Standard Chartered Bank	6/21/23	AUD	4,508	USD	2,985	4	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	18,725	USD	20,392	301	—
Toronto-Dominion Bank	6/21/23	EUR	7,087	USD	7,623	209	—
Standard Chartered Bank	6/21/23	EUR	6,919	USD	7,421	226	—
Morgan Stanley Capital Services Inc.	6/21/23	EUR	5,397	USD	5,974	—	(9)
Bank of America, N.A.	6/21/23	EUR	4,313	USD	4,678	89	—
Royal Bank of Canada	6/21/23	EUR	4,252	USD	4,674	25	—
HSBC Bank plc	6/21/23	EUR	3,051	USD	3,342	30	—
Bank of New York	6/21/23	EUR	1,439	USD	1,596	—	(6)
Toronto-Dominion Bank	6/21/23	GBP	7,647	USD	9,472	149	—
HSBC Bank plc	6/21/23	GBP	4,458	USD	5,525	84	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/21/23	GBP	1,390	USD	1,705	44	—
State Street Bank & Trust Co.	6/21/23	USD	247,671	AUD	370,545	1,929	—
Bank of New York	6/21/23	USD	1,054	AUD	1,574	10	—
Bank of America, N.A.	6/21/23	USD	1,032	AUD	1,559	—	(1)
Morgan Stanley Capital Services Inc.	6/21/23	USD	827	AUD	1,232	11	—
Morgan Stanley Capital Services Inc.	6/21/23	USD	308,314	EUR	288,370	—	(10,394)
Bank of Montreal	6/21/23	USD	43,873	EUR	40,648	—	(1,052)
Bank of New York	6/21/23	USD	21,074	EUR	19,539	—	(521)
State Street Bank & Trust Co.	6/21/23	USD	18,442	EUR	17,171	—	(536)
UBS AG	6/21/23	USD	15,136	EUR	13,673	24	—
Toronto-Dominion Bank	6/21/23	USD	10,528	EUR	9,758	—	(257)
Bank of America, N.A.	6/21/23	USD	7,272	EUR	6,663	—	(92)
Standard Chartered Bank	6/21/23	USD	5,439	EUR	4,972	—	(57)
JPMorgan Chase Bank, N.A.	6/21/23	USD	4,325	EUR	4,075	—	(179)
Citibank, N.A.	6/21/23	USD	2,387	EUR	2,165	—	(6)
Barclays Bank plc	6/21/23	USD	1,943	EUR	1,824	—	(73)
Credit Agricole CIB	6/21/23	USD	1,534	EUR	1,400	—	(13)
State Street Bank & Trust Co.	6/21/23	USD	85,133	GBP	71,311	—	(4,585)
Deutsche Bank AG	6/21/23	USD	7,902	GBP	6,404	—	(155)
Morgan Stanley Capital Services Inc.	6/21/23	USD	3,180	GBP	2,610	—	(103)
JPMorgan Chase Bank, N.A.	6/21/23	USD	2,077	GBP	1,700	—	(61)
						3,142	(18,466)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S40-V1	6/21/28	USD	1,341,662	1.000	16,705	7,917
iTraxx Europe-S39-V1	6/21/28	EUR	58,000	1.000	583	323
					17,288	8,240

Credit Protection Purchased
CDX-NA-HY-S39-V1	12/21/27	USD	110,177	(5.000)	(2,723)	476
					14,565	8,716
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	(70)	6	—	(76)
American Express Co./A2	12/23/25	GSI	1,630	1.000	33	29	4	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	14	12	2	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	305	189	116	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	147	88	59	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	12	(5)	17	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	35	32	3	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	30	26	4	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	29	20	9	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	28	25	3	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	22	16	6	—
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	17	15	2	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	21	5	16	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	(8)	(1)	—	(7)
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	30	26	4	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	28	20	8	—
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	(52)	11	—	(63)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	31	26	5	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	22	8	14	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	36	31	5	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	135	5	130	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	10	20	—	(10)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	33	24	9	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	10	19	—	(9)
Republic of Chile/A2	6/21/28	BNPSW	16,690	1.000	16	(68)	84	—
Republic of Chile/A2	6/21/28	GSI	35,080	1.000	33	(262)	295	—
Republic of Chile/A2	6/21/28	MSCS	46,815	1.000	43	(486)	529	—
Republic of Indonesia/Baa2	6/21/28	GSI	54,340	1.000	180	(264)	444	—
Republic of Peru/Baa1	6/21/28	GSI	2,612	1.000	4	(22)	26	—
Republic of Philippines/Baa2	6/21/28	GSI	25,050	1.000	93	(108)	201	—
Republic of South Africa/Ba2	6/21/28	BANA	7,250	1.000	(555)	(563)	8	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	16	12	4	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	32	28	4	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	12	20	—	(8)
					772	(1,066)	2,011	(173)
1	Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $566,000 and cash of $520,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at April 30, 2023.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,506,524	—	2,506,524
Asset-Backed/Commercial Mortgage-Backed Securities	—	277,715	—	277,715
Corporate Bonds	—	27,814,256	3	27,814,259
Floating Rate Loan Interests	—	30,277	—	30,277
Sovereign Bonds	—	630,732	—	630,732
Taxable Municipal Bonds	—	93,214	—	93,214
Temporary Cash Investments	233,982	—	—	233,982
Total	233,982	31,352,718	3	31,586,703
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,761	—	—	9,761
Forward Currency Contracts	—	3,142	—	3,142
Swap Contracts	8,716[1]	2,011	—	10,727
Total	18,477	5,153	—	23,630
Liabilities
Futures Contracts[1]	22,917	—	—	22,917
Forward Currency Contracts	—	18,466	—	18,466
Swap Contracts	—	173	—	173
Total	22,917	18,639	—	41,556
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.